UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2012

DATE OF REPORTING PERIOD: January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.0%)
		Consumer Discretionary (15.5%)
1,432,500		Amazon.com, Inc.#	$278,535,300
1,605,000		Apollo Group, Inc. - Class A#	84,118,050
725,000		AutoNation, Inc.#	25,926,000
610,000		Coach, Inc.	42,730,500
1,500,000		Crocs, Inc.#	28,530,000
275,000		Deckers Outdoor Corp.#	22,233,750
1,400,000		Domino’s Pizza, Inc.#	45,710,000
755,000		LKQ Corp.#	24,613,000
3,200,000		Melco Crown Entertainment, Ltd.#	35,680,000
1,040,000		O’Reilly Automotive, Inc.#	84,770,400
442,700		Priceline.com, Inc.#	234,400,796
895,000		Starbucks Corp.	42,897,350
1,200,000		Steven Madden, Ltd.#	49,368,000
600,000		Tempur-Pedic International, Inc.#	40,026,000
555,000		Tiffany & Company	35,409,000
650,000		Weight Watchers International, Inc.	49,484,500
12,600,000	HKD	Wynn Macau, Ltd.	32,461,414

			1,156,894,060

		Consumer Staples (3.4%)
2,700,000		Companhia de Bebidas das Americas	98,253,000
1,781,300		Constellation Brands, Inc.#	37,229,170
1,019,000		Mead Johnson Nutrition Company	75,497,710
406,700		Monster Beverage Corp.#	42,504,217

			253,484,097

		Energy (10.8%)
300,000		Apache Corp.	29,664,000
1,100,000		Baker Hughes, Inc.	54,043,000
545,000		CARBO Ceramics, Inc.	53,001,250
3,715,000		Chesapeake Energy Corp.	78,497,950
227,000		CNOOC, Ltd.	46,171,800
425,000		Concho Resources, Inc.#	45,330,500
1,400,000		CVR Energy, Inc.#	34,916,000
1,050,000		FMC Technologies, Inc.#	53,665,500
630,000		Helmerich & Payne, Inc.	38,877,300
2,090,000		National Oilwell Varco, Inc.	154,618,200
750,000		Occidental Petroleum Corp.	74,827,500
500,000		Rosetta Resources, Inc.#	23,995,000
1,610,000		Schlumberger, Ltd.	121,023,700

			808,631,700

		Financials (2.3%)
760,000		American Express Company	38,106,400
1,750,000		Discover Financial Services	47,565,000
600,000		IntercontinentalExchange, Inc.#	68,688,000

1,600,000		KKR & Co., LP	$22,368,000

			176,727,400

		Health Care (8.2%)
1,285,000		Celgene Corp.#	93,419,500
975,000		Cubist Pharmaceuticals, Inc.#	39,799,500
450,000		IDEXX Laboratories, Inc.#	38,065,500
1,342,307		Illumina, Inc.#	69,477,810
430,000		Intuitive Surgical, Inc.#	197,761,300
575,000		Novo Nordisk, A/S	68,528,500
336,048	DKK	Novo Nordisk, A/S - Class B	39,734,357
950,000		Questcor Pharmaceuticals, Inc.#	33,658,500
1,600,000		Seattle Genetics, Inc.#	30,288,000

			610,732,967

		Industrials (11.1%)
4,000,000	CHF	ABB, Ltd.#	83,519,826
680,000		Acacia Research Corp.#	27,988,800
1,725,000		AGCO Corp.#	87,854,250
2,244,000		Dover Corp.	142,292,040
3,008,000		Eaton Corp.	147,482,240
1,775,000		Expeditors International of Washington, Inc.	79,253,750
932,300		Fluor Corp.	52,432,552
950,000		J.B. Hunt Transport Services, Inc.	48,516,500
1,575,000		Parker-Hannifin Corp.	127,071,000
830,000		Polypore International, Inc.#	31,606,400

			828,017,358

		Information Technology (37.9%)
784,000		Accenture, PLC - Class A~	44,954,560
773,250		Apple, Inc.#~	352,973,160
1,270,000		Ariba, Inc.#	34,671,000
970,000		ASML Holding, NV	41,700,300
1,360,000		Autodesk, Inc.#	48,960,000
1,100,000		Avago Technologies, Ltd.	37,334,000
725,000		Cavium, Inc.#	23,301,500
2,390,000		Check Point Software Technologies, Ltd.#	134,533,100
1,061,000		Cognizant Technology Solutions Corp. - Class A#	76,126,750
425,000		CommVault Systems, Inc.#	19,975,000
4,350,000		EMC Corp.#	112,056,000
340,000		F5 Networks, Inc.#	40,711,600
3,055,000		Fortinet, Inc.#	69,684,550
507,250		Google, Inc.#	294,260,797
2,200,000	JPY	Gree, Inc.	63,500,394
700,000		Intuit, Inc.	39,508,000
1,100,000		KLA-Tencor Corp.	56,243,000

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

265,000		MasterCard, Inc. - Class A	$94,226,050
610,000		NETGEAR, Inc.#	24,290,200
1,550,000		Nuance Communications, Inc.#	44,206,000
8,400,000		Oracle Corp.	236,880,000
5,130,000		QUALCOMM, Inc.	301,746,600
2,060,000		Rackspace Hosting, Inc.#	89,424,600
1,685,000		Red Hat, Inc.#	78,133,450
2,150,000		Riverbed Technology, Inc.#	51,471,000
645,000		Salesforce.com, Inc.#	75,336,000
685,000		SAP, AG	41,428,800
2,050,000		Skyworks Solutions, Inc.#	44,239,000
975,000		Solarwinds, Inc.#	30,819,750
775,000		Teradata Corp.#	41,509,000
2,700,000		TIBCO Software, Inc.#	70,389,000
975,000		VeriFone Systems, Inc.#	41,632,500
890,000		VMware, Inc. - Class A#	81,230,300

			2,837,455,961

		Materials (9.2%)
500,000		Agrium, Inc.	40,130,000
1,575,000	GBP	Anglo American, PLC	65,124,693
3,575,000		Barrick Gold Corp.	176,104,500
1,300,000		Cliffs Natural Resources, Inc.	93,925,000
740,000		Goldcorp, Inc.	35,808,600
1,025,000		Molycorp, Inc.#	31,754,500
1,310,000		Mosaic Company	73,320,700
780,000		Rio Tinto, PLC	47,158,800
525,000		Royal Gold, Inc.	39,973,500
5,100,000		Yamana Gold, Inc.	88,077,000

			691,377,293

		Telecommunication Services (0.6%)
1,513,080		Tim Participacoes, SA	43,652,358

		TOTAL COMMON STOCKS (Cost $5,998,051,654)	7,406,973,194

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTIONS (0.1%)#
		Consumer Discretionary (0.1%)
4,425		Priceline.com, Inc. Put, 04/21/12, Strike $435.00 (Cost $11,220,888)	3,363,000

SHORT TERM INVESTMENT (1.3%)
98,598,731		Fidelity Prime Money Market Fund - Institutional Class (Cost $98,598,731)	$98,598,731

TOTAL INVESTMENTS (100.4%) (Cost $6,107,871,273)			7,508,934,925

LIABILITIES, LESS OTHER ASSETS (-0.4%)			(29,204,996)

NET ASSETS (100.0%)			$7,479,729,929

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Northern Trust Company	Brazilian Real	04/19/12	159,609,000	$89,787,779	$(2,097,753)
Credit Suisse	British Pound Sterling	04/19/12	7,203,000	11,343,232	(254,192)
Citibank N.A.	British Pound Sterling	04/19/12	59,063,000	93,011,982	(2,751,610)
Northern Trust Company	Danish Krone	04/19/12	599,512,000	105,554,838	(3,283,940)
Northern Trust Company	European Monetary Unit	04/19/12	18,302,000	23,946,128	137,016
Bank of America N.A.	European Monetary Unit	04/19/12	11,031,000	14,432,835	(285,842)
Northern Trust Company	Hong Kong Dollar	04/19/12	406,183,000	52,381,432	(90,149)
Citibank N.A.	Japanese Yen	04/19/12	5,235,102,000	68,750,180	(627,810)
Northern Trust Company	Swiss Franc	04/19/12	71,304,000	77,561,114	(2,793,504)

					$(12,047,784)

Counterparty	Long Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
UBS AG	Japanese Yen	04/19/12	589,187,000	$7,737,521	$58,026
Credit Suisse	Japanese Yen	04/19/12	303,542,000	3,986,277	65,184

					$123,210

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $16,754,812.

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (99.1%)
		Consumer Discretionary (11.9%)
33,670		Best Buy Company, Inc.	$806,397
40,000		Carnival Corp.	1,208,000
6,000		Nike, Inc. - Class B	623,940
42,000	JPY	Nikon Corp.	1,028,234
17,850		TJX Companies, Inc.	1,216,299

			4,882,870

		Consumer Staples (14.6%)
26,500		Coca-Cola Company~	1,789,545
15,200	EUR	Danone, SA	938,149
40,500	GBP	Diageo, PLC	894,755
13,100	CHF	Nestlé, SA	750,706
26,000		Wal-Mart Stores, Inc.	1,595,360

			5,968,515

		Energy (6.9%)
16,500		Baker Hughes, Inc.	810,645
44,000		Chesapeake Energy Corp.	929,720
6,000		ConocoPhillips	409,260
10,300		Devon Energy Corp.	657,243

			2,806,868

		Financials (9.7%)
8,800		Franklin Resources, Inc.	933,680
20,000		Legg Mason, Inc.	509,400
48,000		Leucadia National Corp.	1,332,480
11,300		Prudential Financial, Inc.	646,812
9,000		Travelers Companies, Inc.	524,700

			3,947,072

		Health Care (16.0%)
10,500		Amgen, Inc.	713,055
8,900		Biogen Idec, Inc.#	1,049,488
27,500		Johnson & Johnson	1,812,525
16,200		Merck & Company, Inc.	619,812
13,750	CHF	Novartis, AG	743,889
46,500		Pfizer, Inc.	995,100
13,300		Teva Pharmaceutical Industries, Ltd.	600,229

			6,534,098

		Industrials (5.6%)
11,000		Dover Corp.	697,510
4,700		Eaton Corp.	230,441
11,000		FedEx Corp.~	1,006,390
3,800	EUR	Siemens, AG	358,578

			2,292,919

		Information Technology (32.2%)
12,000		Automatic Data Processing, Inc.	$657,360
15,500		Canon, Inc.	664,175
64,600		Cisco Systems, Inc.	1,268,098
35,000		Corning, Inc.	450,450
96,250		Dell, Inc.~#	1,658,388
44,400		eBay, Inc.#	1,403,040
68,100		Microsoft Corp.	2,010,993
60,000		Oracle Corp.	1,692,000
24,800		QUALCOMM, Inc.	1,458,736
16,000		SAP, AG	967,680
60,000		Yahoo!, Inc.#	928,200

			13,159,120

		Materials (2.2%)
11,000		Agrium, Inc.	882,860

		TOTAL COMMON STOCKS (Cost $36,309,941)	40,474,322

SHORT TERM INVESTMENT (1.2%)
506,367		Fidelity Prime Money Market Fund - Institutional Class (Cost $506,367)	506,367

TOTAL INVESTMENTS (100.3%) (Cost $36,816,308)			40,980,689

LIABILITIES, LESS OTHER ASSETS (-0.3%)			(114,819)

NET ASSETS (100.0%)			$40,865,870

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Citibank N.A.	British Pound Sterling	04/19/12	507,000	$798,420	$(23,620)
Northern Trust Company	European Monetary Unit	04/19/12	1,592,000	2,082,955	(67,589)
Citibank N.A.	Japanese Yen	04/19/12	119,124,000	1,564,401	(14,286)
Citibank N.A.	Swedish Krona	04/19/12	3,349,000	490,633	(14,442)
Northern Trust Company	Swiss Franc	04/19/12	1,340,000	1,457,589	(52,498)

					$(172,435)

Counterparty	Long Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
UBS AG	Swedish Krona	04/19/12	3,349,000	$490,633	$4,662

					$4,662

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $679,278.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (97.1%)
		Consumer Discretionary (11.4%)
10,075		Amazon.com, Inc.#	$1,958,983
5,500		Coach, Inc.	385,275
12,950		Nike, Inc. - Class B	1,346,671
3,400		Priceline.com, Inc.#~	1,800,232
10,500		Starbucks Corp.	503,265
10,000		TJX Companies, Inc.	681,400
94,000	HKD	Wynn Macau, Ltd.	242,172

			6,917,998

		Consumer Staples (3.5%)
16,850		Coca-Cola Company~	1,137,880
5,150		Herbalife, Ltd.	298,082
9,475		Mead Johnson Nutrition Company	702,003

			2,137,965

		Energy (11.8%)
29,850		Baker Hughes, Inc.	1,466,530
56,500		Chesapeake Energy Corp.	1,193,845
15,900		Exxon Mobil Corp.	1,331,466
11,000		Helmerich & Payne, Inc.	678,810
13,600		National Oilwell Varco, Inc.	1,006,128
10,500		Occidental Petroleum Corp.	1,047,585
23,600		Patterson-UTI Energy, Inc.	445,332

			7,169,696

		Financials (2.2%)
12,100		American Express Company	606,694
6,500		Franklin Resources, Inc.	689,650

			1,296,344

		Health Care (9.2%)
18,700		Celgene Corp.#	1,359,490
3,650		Intuitive Surgical, Inc.#	1,678,672
21,000		Novo Nordisk, A/S	2,502,780

			5,540,942

		Industrials (11.9%)
11,500		3M Company	997,165
32,250		ABB, Ltd.#	671,768
6,300		Caterpillar, Inc.	687,456
8,000		Danaher Corp.	420,080
22,475		Dover Corp.	1,425,140
29,300		Eaton Corp.	1,436,579
56,700	JPY	Komatsu, Ltd.	1,598,639

			7,236,827

		Information Technology (40.3%)
29,800		Accenture, PLC - Class A	1,708,732

6,590		Apple, Inc.#~	$3,008,203
31,700		Autodesk, Inc.#	1,141,200
12,600		Check Point Software Technologies, Ltd.#	709,254
31,850		Cisco Systems, Inc.	625,215
58,000		eBay, Inc.#	1,832,800
89,175		EMC Corp.#	2,297,148
4,280		Google, Inc.#	2,482,871
3,500		International Business Machines Corp.	674,100
6,500		Intuit, Inc.	366,860
3,625		MasterCard, Inc. - Class A	1,288,941
83,500		Oracle Corp.	2,354,700
46,600		QUALCOMM, Inc.	2,741,012
9,300		Salesforce.com, Inc.#	1,086,240
620	KRW	Samsung Electronics Company, Ltd.	610,976
11,000		SAP, AG	665,280
5,500		Teradata Corp.#	294,580
6,350		VMware, Inc. - Class A#	579,565

			24,467,677

		Materials (6.3%)
26,950		Barrick Gold Corp.	1,327,557
34,500		Freeport-McMoRan Copper & Gold, Inc.	1,594,245
18,750		Goldcorp, Inc.	907,313

			3,829,115

		Telecommunication Services (0.5%)
11,179		Tim Participacoes, SA	322,514

		TOTAL COMMON STOCKS (Cost $48,227,015)	58,919,078

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTIONS (0.0%)#
		Consumer Discretionary (0.0%)
32		Priceline.com, Inc. Put, 04/21/12, Strike $435.00 (Cost $80,978)	24,320

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENT (3.2%)
1,932,107		Fidelity Prime Money Market Fund - Institutional Class (Cost $1,932,107)	1,932,107

TOTAL INVESTMENTS (100.3%) (Cost $50,240,100)			60,875,505

LIABILITIES, LESS OTHER ASSETS (-0.3%)			(210,068)

NET ASSETS (100.0%)			$60,665,437

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Northern Trust Company	Brazilian Real	04/19/12	346,000	$194,642	$(4,548)
Northern Trust Company	Swiss Franc	04/19/12	575,000	625,458	(22,527)
Northern Trust Company	Danish Krone	04/19/12	13,813,000	2,432,026	(75,663)
Northern Trust Company	European Monetary Unit	04/19/12	446,000	583,541	(18,935)
Northern Trust Company	Hong Kong Dollar	04/19/12	1,348,000	173,838	(299)
Credit Suisse	Japanese Yen	04/19/12	15,420,000	202,504	(3,311)
Citibank N.A.	Japanese Yen	04/19/12	100,070,000	1,314,173	(12,001)

					$(137,284)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $2,543,536.

FOREIGN CURRENCY ABBREVIATIONS

HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Discovery Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (94.8%)
		Consumer Discretionary (7.9%)
6,600		Deckers Outdoor Corp.#	$533,610
24,700		iRobot Corp.#	816,088
15,300		Shutterfly, Inc.#	362,916
15,500		Steven Madden, Ltd.#	637,670
19,500		Wolverine World Wide, Inc.	762,255

			3,112,539

		Consumer Staples (1.5%)
13,800		Fresh Market, Inc.#	594,228

		Energy (8.1%)
4,000		CARBO Ceramics, Inc.	389,000
21,300		Gulfport Energy Corp.#	700,131
59,000		McMoRan Exploration Company#	692,070
37,500		Patterson-UTI Energy, Inc.	707,625
14,700		Unit Corp.#	665,175

			3,154,001

		Financials (3.3%)
17,200		First Cash Financial Services, Inc.#	692,300
19,000		MarketAxess Holdings, Inc.	589,950

			1,282,250

		Health Care (10.9%)
47,000		HealthStream, Inc.#	873,260
22,153		Incyte Corp.#	392,108
19,300		Jazz Pharmaceuticals, PLC#	897,450
29,800		MAKO Surgical Corp.#	1,066,244
100,000		SciClone Pharmaceuticals, Inc.#	479,000
21,800		Transcend Services, Inc.#	541,076

			4,249,138

		Industrials (19.8%)
40,000		3D Systems Corp.#	764,800
16,400		Acacia Research Corp.#	675,024
10,800		Advisory Board Company#	823,824
10,600		Chart Industries, Inc.#	591,056
11,500		Donaldson Company, Inc.	831,450
33,000		Herman Miller, Inc.	696,960
29,200		II-VI, Inc.#	671,892
11,800		Raven Industries, Inc.	765,702
16,000		Robbins & Myers, Inc.	776,960
27,100		Westport Innovations, Inc.#	1,127,360

			7,725,028

		Information Technology (32.9%)
23,000		Ariba, Inc.#~	627,900
40,300		Aruba Networks, Inc.#	893,854

14,500		Coherent, Inc.#	$810,260
14,700		FARO Technologies, Inc.#	797,916
10,100		IPG Photonics Corp.#	533,179
28,000		Kenexa Corp.#	672,560
9,800		LinkedIn Corp.#	707,070
34,000		LivePerson, Inc.#	408,000
17,300		LogMeIn, Inc.#	689,059
16,500		Manhattan Associates, Inc.#	724,185
16,000		Mellanox Technologies, Ltd.#	586,720
20,000		NetSuite, Inc.#	837,600
33,000		Newport Corp.#	609,510
39,000		NIC, Inc.	487,890
10,000		OpenTable, Inc.#	481,700
18,800		OPNET Technologies, Inc.	666,460
54,000		Silicon Graphics International Corp.#	736,560
45,400		Super Micro Computer, Inc.#	766,352
31,000		TIBCO Software, Inc.#	808,170

			12,844,945

		Materials (10.4%)
68,000	CAD	Alacer Gold Corp.#	643,582
25,400		Globe Specialty Metals, Inc.	347,472
130,300		Graphic Packaging Holding Company#	652,803
19,600		Kronos Worldwide, Inc.	451,192
13,600		LSB Industries, Inc.#	476,680
53,000		Myers Industries, Inc.	705,430
96,000	CAD	Neo Material Technologies, Inc.#	799,442

			4,076,601

		TOTAL COMMON STOCKS (Cost $33,753,203)	37,038,730

SHORT TERM INVESTMENT (1.0%)
374,502		Fidelity Prime Money Market Fund - Institutional Class (Cost $374,502)	374,502

TOTAL INVESTMENTS (95.8%) (Cost $34,127,705)			37,413,232

OTHER ASSETS, LESS LIABILITIES (4.2%)			1,644,663

NET ASSETS (100.0%)			$39,057,895

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $548,730.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (96.2%)
		Consumer Discretionary (7.7%)
125,000	EUR	Adidas, AG	$9,005,922
60,000	JPY	Benesse Holdings, Inc.	2,794,542
10,000	KRW	Hyundai Motor Company	1,967,330
345,000	JPY	Nikon Corp.	8,446,208
125,000	CHF	Swatch Group, AG	9,166,214
26,000	CHF	Swatch Group, AG	10,953,612
1,640,200	HKD	Wynn Macau, Ltd.	4,225,652

			46,559,480

		Consumer Staples (9.3%)
141,000	EUR	Anheuser-Busch InBev, NV	8,549,484
462,000	BRL	Companhia de Bebidas das Americas	16,923,077
154,000	EUR	Danone, SA	9,504,930
210,000	ZAR	Massmart Holdings, Ltd.	4,725,678
710,000	HKD	Tsingtao Brewery Company, Ltd. - Class H	3,845,112
4,065,000	MXN	Wal-Mart de Mexico, SAB de CV	12,552,938

			56,101,219

		Energy (11.1%)
289,870	CAD	Calfrac Well Services, Ltd.	7,498,981
530,000	CAD	Ensign Energy Services, Inc.	8,245,736
125,000	CAD	Pacific Rubiales Energy Corp.	3,145,258
300,000	GBP	Petrofac, Ltd.	6,878,370
150,000		Schlumberger, Ltd.	11,275,500
106,000	NOK	StatoilHydro, ASA	2,657,679
509,920	NOK	Subsea 7, SA#	10,325,293
79,000	EUR	Technip, SA	7,411,252
580,000	CAD	Trican Well Service, Ltd.	9,648,349

			67,086,418

		Financials (0.9%)
1,500,000	GBP	Aberdeen Asset Management, PLC	5,646,882

		Health Care (10.7%)
4,756,989	SGD	Biosensors International Group, Ltd.#	6,126,583
48,000	DKK	Coloplast, A/S - Class B	7,085,962
3,009,834	MXN	Genomma Lab Internacional SAB de CV - Class B#	6,604,311
228,000	DKK	Novo Nordisk, A/S - Class B	26,958,748
80,200	JPY	Sawai Pharmaceutical Company, Ltd.	8,628,181
247,000	GBP	Shire, PLC	8,197,032
9,000	EUR	Virbac, SA	1,259,652

			64,860,469

		Industrials (4.8%)
448,000	CHF	ABB, Ltd.#	9,354,221
280,000	JPY	Komatsu, Ltd.	7,894,516

20,000	KRW	Samsung Engineering Company, Ltd.	$3,818,934
86,500	EUR	Siemens, AG	8,162,373

			29,230,044

		Information Technology (30.5%)
319,000		Accenture, PLC - Class A~	18,291,460
135,000	EUR	ASML Holding, NV	5,798,224
220,000	GBP	Aveva Group, PLC	5,467,083
315,000	CAD	CGI Group, Inc. - Class A#	6,361,574
350,000		Check Point Software Technologies, Ltd.#~	19,701,500
38,000	EUR	Dassault Systemes, SA	3,150,359
300,000	EUR	Dialog Semiconductor, PLC#	6,474,845
320,000		Genpact, Ltd.#	4,681,600
175,000	JPY	Gree, Inc.	5,051,168
1,164,000	TWD	Hon Hai Precision Industry Company, Ltd.	3,749,191
600,000	GBP	Imagination Technologies Group, PLC#	5,464,877
130,000	INR	Infosys, Ltd.	7,203,964
180,000	JPY	Kakaku.com, Inc.	5,833,115
276,000		Mellanox Technologies, Ltd.#	10,120,920
125,000		Nice-Systems, Ltd.#	4,495,000
163,000	CAD	Open Text Corp.#	8,261,354
200,000		Radware, Ltd.#	6,296,000
6,000	KRW	Samsung Electronics Company, Ltd.	5,912,672
486,500	EUR	SAP, AG	29,393,752
4,915,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	13,040,220
280,000	INR	Tata Consultancy Services, Ltd.	6,404,692
175,000	BRL	Totvs, SA	3,008,814

			184,162,384

		Materials (17.3%)
206,000	GBP	Anglo American, PLC	8,517,896
125,000	ZAR	AngloGold Ashanti, Ltd.	5,737,684
265,000	CAD	Barrick Gold Corp.	13,071,607
260,000	CAD	Goldcorp, Inc.	12,576,045
2,000,000	HKD	Jiangxi Copper Company, Ltd. - Class H	5,090,712
354,000	AUD	Newcrest Mining, Ltd.	12,672,789
65,000	CAD	Potash Corp. of Saskatchewan, Inc.	3,045,477
162,000	GBP	Rio Tinto, PLC	9,713,393
26,600	CHF	Syngenta, AG#	8,045,019
185,000	CAD	Teck Resources, Ltd. - Class B	7,845,019
680,000	CAD	Yamana Gold, Inc.	11,766,231
153,000	NOK	Yara International, ASA	6,157,031

			104,238,903

		Telecommunication Services (3.9%)
88,000	SEK	Millicom International Cellular, SA	8,699,743
300,000	ZAR	MTN Group, Ltd.	5,109,255
1,769,306	BRL	Tim Participacoes, SA	9,822,727

			23,631,725

		TOTAL COMMON STOCKS (Cost $549,658,544)	581,517,524

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (3.6%)
21,590,013	Fidelity Prime Money Market Fund - Institutional Class (Cost $21,590,013)	$21,590,013

TOTAL INVESTMENTS (99.8%) (Cost $571,248,557)		603,107,537

OTHER ASSETS, LESS LIABILITIES (0.2%)		1,486,610

NET ASSETS (100.0%)		$604,594,147

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,055,678.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

CURRENCY EXPOSURE JANUARY 31, 2012

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$96,451,993	16.0%
Canadian Dollar	91,465,631	15.2%
European Monetary Unit	88,710,793	14.7%
British Pound Sterling	49,885,533	8.3%
Japanese Yen	38,647,730	6.4%
Swiss Franc	37,519,066	6.2%
Danish Krone	34,044,710	5.6%
Brazilian Real	29,754,618	4.9%
Mexican Peso	19,157,249	3.2%
Norwegian Krone	19,140,003	3.2%
New Taiwanese Dollar	16,789,411	2.8%
South African Rand	15,572,617	2.6%
Indian Rupee	13,608,656	2.3%
Hong Kong Dollar	13,161,476	2.2%
Australian Dollar	12,672,789	2.1%
South Korean Won	11,698,936	1.9%
Swedish Krona	8,699,743	1.4%
Singapore Dollar	6,126,583	1.0%

Total Investments	$603,107,537	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (20.4%)
		Consumer Discretionary (1.3%)
27,000,000	HKD	Hengdeli Holdings, Ltd. 2.500%, 10/20/15	$3,429,268

		Energy (5.3%)
41,800,000	HKD	China Petroleum & Chemical Corp. 0.000%, 04/24/14	6,400,462
4,100,000		Subsea 7, SA 2.250%, 10/11/13	4,622,750
		Technip, SA
1,217,200	EUR	0.250%, 01/01/17	1,576,236
1,140,000	EUR	0.500%, 01/01/16	1,369,166

			13,968,614

		Financials (1.9%)
6,000,000	SGD	Temasek (Standard Chartered)§ 0.000%, 10/24/14	5,077,712

		Information Technology (2.7%)
78,600,000	TWD	Catcher Technology Company, Ltd. 0.000%, 04/27/16	2,956,715
1,985,000		Intel Corp. 3.250%, 08/01/39	2,664,862
1,200,000		SanDisk Corp. 1.500%, 08/15/17	1,392,000

			7,013,577

		Materials (6.4%)
2,600,000		Anglo American, PLC 4.000%, 05/07/14	4,070,300
5,900,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	6,858,750
1,680,000		Goldcorp, Inc. 2.000%, 08/01/14	2,163,000
		Newmont Mining Corp.
1,475,000		1.250%, 07/15/14	2,105,562
980,000		1.625%, 07/15/17	1,468,775
240,000		3.000%, 02/15/12	324,000

			16,990,387

		Telecommunication Services (2.8%)
6,800,000		Billion Express Investments, Ltd. 0.750%, 10/18/15	7,480,000

		TOTAL CONVERTIBLE BONDS (Cost $53,130,461)	53,959,558

NUMBER OF SHARES			VALUE
COMMON STOCKS (73.5%)
		Consumer Discretionary (3.2%)
1,600,000	INR	DISH TV India, Ltd.#	2,011,124
11,700	KRW	Hyundai Motor Company	2,301,776

17,500	CHF	Swatch Group, AG	$1,283,270
1,500	CHF	Swatch Group, AG	631,939
840,000	HKD	Wynn Macau, Ltd.	2,164,094

			8,392,203

		Consumer Staples (19.7%)
39,000		Coca-Cola Company~	2,633,670
90,000	INR	Colgate-Palmolive India, Ltd.	1,834,766
269,500	BRL	Companhia de Bebidas das Americas	9,871,795
91,000	EUR	Danone, SA	5,616,549
85,000	GBP	Diageo, PLC	1,877,882
514,000	INR	Hindustan Unilever, Ltd.	3,947,649
870,000	INR	ITC, Ltd.	3,588,563
160,000	ZAR	Massmart Holdings, Ltd.	3,600,517
36,500		Mead Johnson Nutrition Company	2,704,285
21,200	INR	Nestlé India, Ltd.	1,826,514
40,000	CHF	Nestlé, SA	2,292,232
576,000	HKD	Tsingtao Brewery Company, Ltd. - Class H	3,119,415
3,020,000	MXN	Wal-Mart de Mexico, SAB de CV	9,325,922

			52,239,759

		Energy (9.5%)
52,000		Baker Hughes, Inc.	2,554,760
3,100,000	HKD	CNOOC, Ltd.	6,347,659
47,000		National Oilwell Varco, Inc.	3,477,060
25,000		Occidental Petroleum Corp.	2,494,250
80,000	CAD	Pacific Rubiales Energy Corp.	2,012,965
982,000	HKD	PetroChina Company, Ltd. - Class H	1,433,373
62,000	GBP	Petrofac, Ltd.	1,421,530
35,000	ZAR	Sasol, Ltd.	1,785,555
50,000		Schlumberger, Ltd.	3,758,500

			25,285,652

		Health Care (6.4%)
1,595,079	SGD	Biosensors International Group, Ltd.#	2,054,321
11,000	DKK	Coloplast, A/S - Class B	1,623,866
2,451,914	MXN	Genomma Lab Internacional SAB de CV#	5,380,099
67,800	DKK	Novo Nordisk, A/S - Class B	8,016,680

			17,074,966

		Industrials (3.9%)
109,000	CHF	ABB, Ltd.#	2,275,915
130,000	HKD	Hutchison Whampoa, Ltd.	1,237,089
73,000	JPY	Komatsu, Ltd.	2,058,213
13,500	KRW	Samsung Engineering Company, Ltd.	2,577,781
23,300	EUR	Siemens, AG	2,198,651

			10,347,649

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Information Technology (16.9%)
550,000	HKD	AAC Technologies Holdings, Inc.	$1,347,466
41,000		Check Point Software Technologies, Ltd.#~	2,307,890
81,000		Genpact, Ltd.#	1,185,030
695,000	TWD	Hon Hai Precision Industry Company, Ltd.	2,238,564
85,000	INR	Infosys, Ltd.	4,710,284
3,500	KRW	NHN Corp.#	660,524
103,500		QUALCOMM, Inc.	6,087,870
190,000	BRL	Redecard, SA	3,425,481
6,700	KRW	Samsung Electronics Company, Ltd.	6,602,484
650,000	CLP	Sonda, SA	1,769,782
3,185,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	8,451,996
167,000	INR	Tata Consultancy Services, Ltd.	3,819,941
125,000	BRL	Totvs, SA	2,149,153

			44,756,465

		Materials (9.1%)
15,500	GBP	Anglo American, PLC	640,910
96,000	CAD	Barrick Gold Corp.	4,735,374
62,000		Freeport-McMoRan Copper & Gold, Inc.	2,865,020
67,400	CAD	Goldcorp, Inc.	3,260,098
900,000	HKD	Jiangxi Copper Company, Ltd. - Class H	2,290,820
60,200	GBP	Rio Tinto, PLC	3,609,545
298,000	CAD	Yamana Gold, Inc.	5,156,378
42,000	NOK	Yara International, ASA	1,690,165

			24,248,310

		Telecommunication Services (4.8%)
16,000	SEK	Millicom International Cellular, SA	1,581,772
308,500	ZAR	MTN Group, Ltd.	5,254,018
1,059,871	BRL	Tim Participacoes, SA	5,884,128

			12,719,918

		TOTAL COMMON STOCKS (Cost $182,652,714)	195,064,922

SHORT TERM INVESTMENT (6.5%)
17,328,670		Fidelity Prime Money Market Fund - Institutional Class (Cost $17,328,670)	17,328,670

TOTAL INVESTMENTS (100.4%) (Cost $253,111,845)			266,353,150

LIABILITIES, LESS OTHER ASSETS (-0.4%)			(1,061,921)

NET ASSETS (100.0%)			$265,291,229

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities aggregate a total value of $748,495.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

CURRENCY EXPOSURE JANUARY 31, 2012 (UNAUDITED)

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$80,547,004	30.3%
Hong Kong Dollar	27,769,646	10.4%
Indian Rupee	21,738,841	8.2%
Brazilian Real	21,330,557	8.0%
Canadian Dollar	15,164,815	5.7%
Mexican Peso	14,706,021	5.5%
New Taiwanese Dollar	13,647,275	5.1%
South Korean Won	12,142,565	4.6%
European Monetary Unit	10,760,602	4.0%
South African Rand	10,640,090	4.0%
Danish Krone	9,640,546	3.6%
British Pound Sterling	7,549,867	2.8%
Singapore Dollar	7,132,033	2.7%
Swiss Franc	6,483,356	2.4%
Japanese Yen	2,058,213	0.8%
Chilean Peso	1,769,782	0.7%
Norwegian Krone	1,690,165	0.6%
Swedish Krona	1,581,772	0.6%

Total Investments	$266,353,150	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (92.4%)
		Consumer Discretionary (6.4%)
30,000	EUR	Adidas, AG	$2,161,421
16,100		Amazon.com, Inc.#	3,130,484
13,000		DIRECTV - Class A#	585,130
1,400		Priceline.com, Inc.#	741,272
20,013	CHF	Swatch Group, AG	1,467,548
7,700	CHF	Swatch Group, AG	3,243,954
369,800	HKD	Wynn Macau, Ltd.	952,717

			12,282,526

		Consumer Staples (6.8%)
30,000	EUR	Anheuser-Busch InBev, NV	1,819,039
22,000		Coca-Cola Company	1,485,660
127,000	BRL	Companhia de Bebidas das Americas	4,652,015
16,500		Mead Johnson Nutrition Company	1,222,485
17,000		Monster Beverage Corp.#	1,776,670
711,000	MXN	Wal-Mart de Mexico, SAB de CV	2,195,606

			13,151,475

		Energy (12.9%)
15,500		Apache Corp.	1,532,640
23,400		Baker Hughes, Inc.	1,149,642
49,800	CAD	Calfrac Well Services, Ltd.	1,288,333
104,000		Chesapeake Energy Corp.	2,197,520
52,500		Complete Production Services, Inc.#	1,769,250
138,000	CAD	Ensign Energy Services, Inc.	2,147,003
54,100		Helmerich & Payne, Inc.	3,338,511
36,100		National Oilwell Varco, Inc.	2,670,678
16,100		Occidental Petroleum Corp.	1,606,297
44,000		Patterson-UTI Energy, Inc.	830,280
45,000	GBP	Petrofac, Ltd.	1,031,756
13,600		Schlumberger, Ltd.	1,022,312
70,076	NOK	Subsea 7, SA#	1,418,958
30,150	EUR	Technip, SA	2,828,472

			24,831,652

		Financials (2.0%)
14,000		American Express Company	701,960
22,000		Franklin Resources, Inc.	2,334,200
12,400		T. Rowe Price Group, Inc.	717,216

			3,753,376

		Health Care (9.4%)
484,201	SGD	Biosensors International Group, Ltd.#	623,608
14,500		Celgene Corp.#	1,054,150
11,300	DKK	Coloplast, A/S - Class B	1,668,153
401,930	MXN	Genomma Lab Internacional SAB de CV Class B#	881,933

7,750		Intuitive Surgical, Inc.#	$3,564,302
71,300	DKK	Novo Nordisk, A/S - Class B	8,430,521
56,500	GBP	Shire, PLC	1,875,030

			18,097,697

		Industrials (4.9%)
124,500	CHF	ABB, Ltd.#	2,599,555
18,000		Eaton Corp.	882,540
82,800	JPY	Komatsu, Ltd.	2,334,521
14,200		Parker-Hannifin Corp.	1,145,656
3,000	KRW	Samsung Engineering Company, Ltd.	572,840
19,700	EUR	Siemens, AG	1,858,945

			9,394,057

		Information Technology (33.0%)
75,200		Accenture, PLC - Class A	4,311,968
20,490		Apple, Inc.#~	9,353,275
43,000	EUR	ASML Holding, NV	1,846,842
22,000		Autodesk, Inc.#	792,000
61,000	GBP	Aveva Group, PLC	1,515,873
91,700		Check Point Software Technologies, Ltd.#~	5,161,793
63,000		EMC Corp.#	1,622,880
19,450		F5 Networks, Inc.#	2,328,943
55,000		Genpact, Ltd.#	804,650
8,175		Google, Inc.#~	4,742,399
21,000	JPY	Gree, Inc.	606,140
100,000	GBP	Imagination Technologies Group, PLC#	910,813
12,400		Intuit, Inc.	699,856
4,000		MasterCard, Inc. - Class A	1,422,280
40,000		Mellanox Technologies, Ltd.#	1,466,800
26,000		Nuance Communications, Inc.#	741,520
18,000	CAD	Open Text Corp.#	912,297
58,500		Oracle Corp.	1,649,700
112,200		QUALCOMM, Inc.	6,599,604
19,700		Salesforce.com, Inc.#	2,300,960
1,200	KRW	Samsung Electronics Company, Ltd.	1,182,534
118,800	EUR	SAP, AG	7,177,755
900,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	2,387,833
20,000		Teradata Corp.#	1,071,200
20,200		VMware, Inc. - Class A#	1,843,654

			63,453,569

		Materials (14.9%)
49,000	GBP	Anglo American, PLC	2,026,102
82,650		Barrick Gold Corp.	4,071,339
7,800		Cliffs Natural Resources, Inc.	563,550
77,500		Freeport-McMoRan Copper & Gold, Inc.	3,581,275

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

75,500	CAD	Goldcorp, Inc.	$3,651,890
325,000	HKD	Jiangxi Copper Company, Ltd. - Class H	827,241
113,000	AUD	Newcrest Mining, Ltd.	4,045,269
22,000		Newmont Mining Corp.	1,352,560
28,000	GBP	Rio Tinto, PLC	1,678,858
5,100	CHF	Syngenta, AG#	1,542,466
233,000	CAD	Yamana Gold, Inc.	4,031,664
29,100	NOK	Yara International, ASA	1,171,043

			28,543,257

		Telecommunication Services (2.1%)
16,700	SEK	Millicom International Cellular, SA	1,650,974
424,353	BRL	Tim Participacoes, SA	2,355,897

			4,006,871

		TOTAL COMMON STOCKS (Cost $169,576,582)	177,514,480

NUMBER OF CONTRACTS			VALUE
PURCHASED OPTIONS (0.0%)#
		Consumer Discretionary (0.0%)
13		Priceline.com, Inc. Put, 04/21/12, Strike $435.00 (Cost $33,649)	9,880

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENT (15.0%)
28,956,025		Fidelity Prime Money Market Fund - Institutional Class (Cost $28,956,025)	28,956,025

TOTAL INVESTMENTS (107.4%) (Cost $198,566,256)			206,480,385

LIABILITIES, LESS OTHER ASSETS (-7.4%)			(14,297,915)

NET ASSETS (100.0%)			$192,182,470

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Citibank N.A.	Australian Dollar	04/19/12	2,600,000	$2,737,195	$(88,472)
Northern Trust Company	Brazilian Real	04/19/12	5,780,000	3,251,529	(75,967)
UBS AG	Canadian Dollar	04/19/12	6,001,000	5,974,219	(132,141)
Northern Trust Company	Swiss Franc	04/19/12	5,218,000	5,675,893	(204,428)
Northern Trust Company	Danish Krone	04/19/12	35,219,000	6,200,936	(192,919)
Northern Trust Company	European Monetary Unit	04/19/12	8,181,000	10,703,927	(347,329)
Citibank N.A.	British Pound Sterling	04/19/12	4,054,000	6,384,210	(188,867)
Northern Trust Company	Hong Kong Dollar	04/19/12	6,552,000	$844,947	$(1,454)
Citibank N.A.	Japanese Yen	04/19/12	143,270,000	1,881,499	(17,181)
Citibank N.A.	South Korean Won	04/19/12	475,650,000	421,082	(9,192)
Credit Suisse	Mexican Peso	04/19/12	3,822,000	291,330	(6,938)
Northern Trust Company	Mexican Peso	04/19/12	4,858,000	370,298	2,296
Citibank N.A.	Mexican Peso	04/19/12	18,816,000	1,434,240	(63,485)
UBS AG	Norwegian Krone	04/19/12	7,882,000	1,339,357	(44,695)
Citibank N.A.	Swedish Krona	04/19/12	5,466,000	800,776	(23,571)
Citibank N.A.	Singapore Dollar	04/19/12	198,000	157,445	(4,279)
Credit Suisse	Singapore Dollar	04/19/12	251,000	199,589	(2,226)

					$(1,400,848)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $566,031.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

CURRENCY EXPOSURE JANUARY 31, 2012

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$120,906,966	58.5%
European Monetary Unit	17,692,474	8.6%
Canadian Dollar	12,031,187	5.8%
Danish Krone	10,098,674	4.9%
British Pound Sterling	9,038,432	4.4%
Swiss Franc	8,853,523	4.3%
Brazilian Real	7,007,912	3.4%
Australian Dollar	4,045,269	2.0%
Mexican Peso	3,077,539	1.5%
Japanese Yen	2,940,661	1.4%
Norwegian Krone	2,590,001	1.2%
New Taiwanese Dollar	2,387,833	1.2%
Hong Kong Dollar	1,779,958	0.9%
South Korean Won	1,755,374	0.8%
Swedish Krona	1,650,974	0.8%
Singapore Dollar	623,608	0.3%

Total Investments	$206,480,385	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (34.0%)
		Consumer Discretionary (1.8%)
23,113,000		International Game Technology 3.250%, 05/01/14	$26,522,167
27,000,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)§ 3.250%, 03/15/31	23,017,500
31,980,000		Omnicom Group, Inc. 0.000%, 07/01/38	34,098,675

			83,638,342

		Energy (1.0%)
21,650,000		Chesapeake Energy Corp. 2.500%, 05/15/37	19,024,938
		Technip, SA
19,005,900	EUR	0.250%, 01/01/17	24,612,053
4,298,700	EUR	0.500%, 01/01/16	5,162,835

			48,799,826

		Financials (1.0%)
16,747,000		Leucadia National Corp. 3.750%, 04/15/14	22,147,908
26,500,000	SGD	Temasek (Standard Chartered)§ 0.000%, 10/24/14	22,426,561

			44,574,469

		Health Care (7.0%)
42,000,000		Amgen, Inc. 0.375%, 02/01/13	43,522,500
18,500,000		Endo Pharmaceuticals Holdings, Inc. 1.750%, 04/15/15	25,553,125
		Gilead Sciences, Inc.
60,000,000		1.625%, 05/01/16	75,900,000
15,750,000		1.000%, 05/01/14	19,116,562
20,000,000		Hologic, Inc.‡ 2.000%, 12/15/37	23,825,000
41,500,000		Medtronic, Inc. 1.625%, 04/15/13	42,278,125
19,300,000		Salix Pharmaceuticals, Ltd. 2.750%, 05/15/15	25,234,750
40,000,000		Shire, PLC 2.750%, 05/09/14	46,280,000
16,242,000		Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/26	17,906,805

			319,616,867

		Industrials (2.9%)
33,000,000		AGCO Corp. 1.250%, 12/15/36	45,003,750
22,500,000		Chart Industries, Inc. 2.000%, 08/01/18	24,553,125
40,700,000		Danaher Corp. 0.000%, 01/22/21	62,220,125

			131,777,000

		Information Technology (15.8%)
45,000,000		Electronic Arts, Inc.* 0.750%, 07/15/16	$42,693,750
98,780,000		EMC Corp. 1.750%, 12/01/13	164,221,750
17,000,000		Equinix, Inc. 2.500%, 04/15/12	18,870,000
52,000,000		Intel Corp. 3.250%, 08/01/39	69,810,000
		Lam Research Corp.*
31,000,000		0.500%, 05/15/16	31,503,750
21,351,000		1.250%, 05/15/18	21,804,709
21,040,000		Linear Technology Corp. 3.000%, 05/01/27	22,512,800
60,000,000		Nuance Communications, Inc.* 2.750%, 11/01/31	70,500,000
14,479,000		ON Semiconductor Corp. 2.625%, 12/15/26	16,650,850
11,460,000		RightNow Technologies, Inc. 2.500%, 11/15/30	16,645,650
17,800,000		Rovi Corp. 2.625%, 02/15/40	19,135,000
62,000,000		SanDisk Corp. 1.500%, 08/15/17	71,920,000
37,000,000		Symantec Corp. 1.000%, 06/15/13	41,532,500
29,000,000		Take-Two Interactive Software, Inc.* 1.750%, 12/01/16	31,102,500
30,500,000		VeriFone Systems, Inc. 1.375%, 06/15/12	32,520,625
36,865,000		Xilinx, Inc. 2.625%, 06/15/17	50,136,400

			721,560,284

		Materials (4.5%)
12,453,000		Allegheny Technologies, Inc. 4.250%, 06/01/14	16,920,514
50,200,000		Goldcorp, Inc. 2.000%, 08/01/14	64,632,500
		Newmont Mining Corp.
33,689,000		1.250%, 07/15/14	48,091,047
28,500,000		1.625%, 07/15/17	42,714,375
25,460,000		3.000%, 02/15/12	34,371,000

			206,729,436

		TOTAL CONVERTIBLE BONDS (Cost $1,363,212,267)	1,556,696,224

SYNTHETIC CONVERTIBLE SECURITIES (11.0%)
Corporate Bonds (0.7%)
		Consumer Discretionary (0.3%)
12,500,000		J.C. Penney Company, Inc. 7.650%, 08/15/16	13,828,125

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Energy (0.2%)
4,923,000		Noble Energy, Inc. 4.150%, 12/15/21	$5,129,584
3,355,000		Oil States International, Inc. 6.500%, 06/01/19	3,581,462

			8,711,046

		Health Care (0.2%)
11,000,000		Mylan Inc.* 6.000%, 11/15/18	11,412,500

		TOTAL CORPORATE BONDS	33,951,671

Sovereign Bonds (9.9%)
9,700,000	BRL	Federal Republic of Brazil 10.000%, 01/01/14	55,925,674
		Government of Canada
75,000,000	CAD	2.000%, 12/01/14	76,789,169
13,000,000	CAD	2.000%, 06/01/16	13,392,969
		Government of New Zealand
25,500,000	NZD	6.000%, 04/15/15	23,128,195
25,000,000	NZD	6.500%, 04/15/13	21,618,055
		Government of Singapore
55,000,000	SGD	1.375%, 10/01/14	44,950,066
48,043,000	SGD	2.375%, 04/01/17	41,667,682
7,249,000	SGD	1.125%, 04/01/16	5,916,823
		Kingdom of Norway
240,000,000	NOK	4.250%, 05/19/17	45,891,215
100,000,000	NOK	5.000%, 05/15/15	18,913,619
97,000,000	NOK	6.500%, 05/15/13	17,584,114
		Kingdom of Sweden
560,000,000	SEK	3.000%, 07/12/16	88,937,550

		TOTAL SOVEREIGN BONDS	454,715,131

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.4%)#
		Consumer Discretionary (0.1%)
480		Priceline.com, Inc. Call, 01/19/13, Strike $465.00	5,392,800

		Energy (0.0%)
6,750		Chesapeake Energy Corp. Call, 01/19/13, Strike $30.00	654,750

		Information Technology (0.3%)
1,155		Apple, Inc. Call, 01/19/13, Strike $395.00	10,109,138

		TOTAL PURCHASED OPTIONS	16,156,688

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $475,798,747)	504,823,490

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (5.2%)
		Energy (3.6%)
1,552,000		Apache Corp. 6.000%	$89,131,360
76,100		Chesapeake Energy Corp.* 5.750%	73,854,500

			162,985,860

		Financials (1.6%)
690,000		Affiliated Managers Group, Inc. 5.150%	28,678,125
41,000		Wells Fargo & Company 7.500%	44,895,000

			73,573,125

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $230,959,180)	236,558,985

COMMON STOCKS (45.7%)
		Consumer Discretionary (1.5%)
350,000		Amazon.com, Inc.#~	68,054,000

		Consumer Staples (3.6%)
1,050,000		Coca-Cola Company~	70,906,500
690,000		Mead Johnson Nutrition Company	51,122,100
740,000		Wal-Mart Stores, Inc.~	45,406,400

			167,435,000

		Energy (6.4%)
2,300,000		Baker Hughes, Inc.	112,999,000
1,100,000		Helmerich & Payne, Inc.	67,881,000
480,000		Occidental Petroleum Corp.	47,889,600
835,000		Patterson-UTI Energy, Inc.	15,756,450
630,000		Schlumberger, Ltd.	47,357,100

			291,883,150

		Financials (2.5%)
375,000		Franklin Resources, Inc.	39,787,500
1,275,000		T. Rowe Price Group, Inc.	73,746,000

			113,533,500

		Health Care (4.3%)
475,000		Biogen Idec, Inc.#	56,012,000
925,000		Johnson & Johnson	60,966,750
1,014,154		Merck & Company, Inc.	38,801,532
360,000	DKK	Novo Nordisk, A/S - Class B	42,566,444

			198,346,726

		Industrials (4.1%)
2,400,000	CHF	ABB, Ltd.#	50,111,896
765,000		Dover Corp.	48,508,650
1,800,000		Eaton Corp.	88,254,000

			186,874,546

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Information Technology (19.8%)
1,100,000	Accenture, PLC - Class A	$63,074,000
1,150,000	Autodesk, Inc.#	41,400,000
475,000	Check Point Software Technologies, Ltd.#	26,737,750
3,000,000	Cisco Systems, Inc.	58,890,000
2,750,000	Dell, Inc.#	47,382,500
3,120,000	eBay, Inc.#~	98,592,000
1,575,000	Intel Corp.	41,611,500
130,000	MasterCard, Inc. - Class A	46,224,100
2,880,325	Microsoft Corp.	85,055,997
4,500,000	Oracle Corp.	126,900,000
1,910,000	QUALCOMM, Inc.	112,346,200
830,000	SAP, AG	50,198,400
1,100,000	Teradata Corp.#	58,916,000
3,150,000	Yahoo!, Inc.#	48,730,500

		906,058,947

	Materials (3.5%)
1,750,000	Barrick Gold Corp.	86,205,000
1,050,000	Freeport-McMoRan Copper & Gold, Inc.	48,520,500
450,000	Mosaic Company	25,186,500

		159,912,000

	TOTAL COMMON STOCKS (Cost $1,776,065,303)	2,092,097,869

SHORT TERM INVESTMENT (5.2%)
236,093,172	Fidelity Prime Money Market Fund - Institutional Class (Cost $236,093,172)	236,093,172

TOTAL INVESTMENTS (101.1%) (Cost $4,082,128,669)		4,626,269,740

LIABILITIES, LESS OTHER ASSETS (-1.1%)		(50,619,805)

NET ASSETS (100.0%)		$4,575,649,935

NUMBER OF CONTRACTS		VALUE

WRITTEN OPTION (0.0%)#
	Materials (0.0%)
4,500	Mosaic Company Put, 06/16/12, Strike $42.50 (Premium $1,876,339)	$(454,500)

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Citibank N.A.	British Pound Sterling	04/19/12	29,384,000	$46,273,709	$(1,368,933)
Northern Trust Company	Danish Krone	04/19/12	237,059,000	41,738,488	(1,298,535)
Northern Trust Company	European Monetary Unit	04/19/12	36,023,000	47,132,082	(316,087)
Bank of America N.A.	European Monetary Unit	04/19/12	20,354,000	26,630,942	(527,425)
Northern Trust Company	Swiss Franc	04/19/12	42,782,000	46,536,233	(1,676,087)

					$(5,187,067)

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2012.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $282,871,709 or 6.2% of net assets.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,602,253.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (36.9%)
		Consumer Discretionary (1.4%)
10,000,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)§ 3.250%, 03/15/31	$8,525,000
15,100,000		Omnicom Group, Inc. 0.000%, 07/01/38	16,100,375

			24,625,375

		Consumer Staples (2.6%)
1,260,000,000	JPY	Asahi Group Holdings, Ltd. 0.000%, 05/26/28	16,905,044
		Unicharm Corp.
1,220,000,000	JPY	0.000%, 09/24/15	18,105,892
640,000,000	JPY	0.000%, 09/24/13	9,357,141

			44,368,077

		Energy (5.4%)
16,400,000		Chesapeake Energy Corp. 2.500%, 05/15/37	14,411,500
39,500,000		Subsea 7, SA 2.250%, 10/11/13	44,536,250
		Technip, SA
21,350,000	EUR	0.500%, 01/01/16	25,641,828
7,041,200	EUR	0.250%, 01/01/17	9,118,136

			93,707,714

		Financials (3.1%)
13,400,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	14,723,250
3,730,000		Leucadia National Corp. 3.750%, 04/15/14	4,932,925
39,750,000	SGD	Temasek (Standard Chartered)§ 0.000%, 10/24/14	33,639,842

			53,296,017

		Health Care (5.6%)
23,850,000		Gilead Sciences, Inc. 1.625%, 05/01/16	30,170,250
1,270,000,000	JPY	Sawai Pharmaceutical Company, Ltd. 0.000%, 09/17/15	17,650,101
36,300,000		Shire, PLC 2.750%, 05/09/14	41,999,100
5,975,000		Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/26	6,587,437

			96,406,888

		Information Technology (10.1%)
17,500,000		Electronic Arts, Inc.* 0.750%, 07/15/16	16,603,125
30,000,000		EMC Corp. 1.750%, 12/01/13	49,875,000
4,400,000		Hon Hai Precision Industry Company Ltd. 0.000%, 10/12/13	4,367,000

20,400,000		Intel Corp. 3.250%, 08/01/39	$27,387,000
7,747,000		Linear Technology Corp. 3.000%, 05/01/27	8,289,290
16,300,000		Nuance Communications, Inc.* 2.750%, 11/01/31	19,152,500
20,650,000		SanDisk Corp. 1.500%, 08/15/17	23,954,000
14,000,000		Symantec Corp. 1.000%, 06/15/13	15,715,000
6,778,000		Xilinx, Inc. 2.625%, 06/15/17	9,218,080

			174,560,995

		Materials (6.8%)
15,100,000		Anglo American, PLC 4.000%, 05/07/14	23,639,050
14,000,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	16,275,000
32,000,000		Goldcorp, Inc. 2.000%, 08/01/14	41,200,000
		Newmont Mining Corp.
11,366,000		1.625%, 07/15/17	17,034,792
8,300,000		1.250%, 07/15/14	11,848,250
5,740,000		3.000%, 02/15/12	7,749,000

			117,746,092

		Telecommunication Services (1.9%)
29,200,000		Billion Express Investments, Ltd. 0.750%, 10/18/15	32,120,000

		TOTAL CONVERTIBLE BONDS (Cost $601,443,373)	636,831,158

SYNTHETIC CONVERTIBLE SECURITIES (12.3%)
Corporate Bonds (1.7%)
		Consumer Discretionary (0.2%)
21,000,000	CNY	BSH Bosch und Siemens Hausgerate GmbH 2.375%, 09/29/14	3,307,098

		Consumer Staples (0.2%)
27,000,000	CNY	Tesco, PLC 1.750%, 09/01/14	4,224,527

		Financials (1.0%)
		Caterpillar, Inc.
100,000,000	CNY	1.350%, 07/12/13	15,590,362
5,500,000	CNY	2.000%, 12/01/12	870,996

			16,461,358

		Health Care (0.3%)
4,150,000		Mylan Inc.* 6.000%, 11/15/18	4,305,625

		TOTAL CORPORATE BONDS	28,298,608

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Sovereign Bonds (10.4%)
		Federative Republic of Brazil
2,640,000	BRL	10.000%, 01/01/14	$15,221,008
800,000	BRL	10.000%, 01/01/13	4,633,407
		Government of Canada
27,000,000	CAD	2.000%, 12/01/14	27,644,101
14,100,000	CAD	2.000%, 06/01/16	14,526,220
		Government of New Zealand
10,000,000	NZD	6.000%, 04/15/15	9,069,880
7,800,000	NZD	6.500%, 04/15/13	6,744,833
		Government of Singapore
19,800,000	SGD	1.375%, 10/01/14	16,182,024
17,628,000	SGD	2.375%, 04/01/17	15,288,760
4,404,000	SGD	1.125%, 04/01/16	3,594,660
		Kingdom of Norway
112,500,000	NOK	4.250%, 05/19/17	21,511,507
32,000,000	NOK	5.000%, 05/15/15	6,052,358
30,000,000	NOK	6.500%, 05/15/13	5,438,386
213,000,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	33,828,032

		TOTAL SOVEREIGN BONDS	179,735,176

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.2%)#
		Energy (0.0%)
2,550		Chesapeake Energy Corp. Call, 01/19/13, Strike $30.00	247,350

		Information Technology (0.2%)
440		Apple, Inc. Call, 01/19/13, Strike $395.00	3,851,100

		TOTAL PURCHASED OPTIONS	4,098,450

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $200,515,442)	212,132,234

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (2.1%)
		Energy (2.1%)
149,000		Apache Corp. 6.000%	8,557,070
27,900		Chesapeake Energy Corp.* 5.750%	27,077,250

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $44,148,535)	35,634,320

COMMON STOCKS (45.2%)
		Consumer Discretionary (4.5%)
162,000	EUR	Adidas, AG	11,671,674
700,000	JPY	Nikon Corp.	17,137,235

327,620	CHF	Swatch Group, AG	$24,024,280
59,000	CHF	Swatch Group, AG	24,856,274

			77,689,463

		Consumer Staples (7.1%)
535,000		Coca-Cola Company~	36,128,550
342,500	EUR	Danone, SA	21,139,210
810,000	GBP	Diageo, PLC	17,895,108
310,000	CHF	Nestlé, SA	17,764,802
200,000	JPY	Unicharm Corp.	10,509,053
315,000		Wal-Mart Stores, Inc.~	19,328,400

			122,765,123

		Energy (4.6%)
440,000		Baker Hughes, Inc.	21,617,200
414,500		Helmerich & Payne, Inc.	25,578,795
324,000		Schlumberger, Ltd.	24,355,080
460,000	CAD	Trican Well Service, Ltd.	7,652,139

			79,203,214

		Financials (1.6%)
163,000		Franklin Resources, Inc.	17,294,300
162,000		T. Rowe Price Group, Inc.	9,370,080

			26,664,380

		Health Care (6.2%)
252,000		Johnson & Johnson	16,609,320
285,000	CHF	Novartis, AG	15,418,794
593,000	DKK	Novo Nordisk, A/S - Class B	70,116,393
42,300	JPY	Sawai Pharmaceutical Company, Ltd.	4,550,774

			106,695,281

		Industrials (1.9%)
835,000	CHF	ABB, Ltd.#	17,434,764
169,000	EUR	Siemens, AG	15,947,296

			33,382,060

		Information Technology (12.4%)
222,000	EUR	ASML Holding, NV	9,534,857
620,000		Check Point Software Technologies, Ltd.#	34,899,800
1,105,000		Cisco Systems, Inc.	21,691,150
1,030,000		Dell, Inc.~#	17,746,900
2,049,000	TWD	Hon Hai Precision Industry Company, Ltd.	6,599,736
622,500		QUALCOMM, Inc.	36,615,450
982,000	EUR	SAP, AG	59,331,273
3,300,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	8,755,387
1,250,000		Yahoo!, Inc.#	19,337,500

			214,512,053

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Materials (6.9%)
715,000	CAD	Barrick Gold Corp.	$35,268,675
558,000		Freeport-McMoRan Copper & Gold, Inc.	25,785,180
1,019,400	AUD	Newcrest Mining, Ltd.	36,493,336
364,000	GBP	Rio Tinto, PLC	21,825,155

			119,372,346

		TOTAL COMMON STOCKS (Cost $721,867,350)	780,283,920

SHORT TERM INVESTMENT (5.5%)
95,161,974		Fidelity Prime Money Market Fund - Institutional Class (Cost $95,161,974)	95,161,974

TOTAL INVESTMENTS (102.0%) (Cost $1,663,136,674)			1,760,043,606

LIABILITIES, LESS OTHER ASSETS (-2.0%)			(34,293,877)

NET ASSETS (100.0%)			$1,725,749,729

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Citibank N.A.	Australian Dollar	04/19/12	31,181,000	$32,826,343	$(1,061,011)
Citibank N.A.	British Pound Sterling	04/19/12	71,906,000	113,237,045	(3,349,936)
UBS AG	Canadian Dollar	04/19/12	32,447,000	32,302,197	(714,478)
Northern Trust Company	Danish Krone	04/19/12	366,599,000	64,546,328	(2,008,115)
Northern Trust Company	European Monetary Unit	04/19/12	109,400,000	143,137,713	(4,051,631)
Northern Trust Company	Hong Kong Dollar	04/19/12	187,831,000	24,222,719	(41,688)
Citibank N.A.	Japanese Yen	04/19/12	6,606,359,000	86,758,266	(792,255)
UBS AG	Norwegian Krone	04/19/12	147,702,000	25,098,410	(837,539)
Northern Trust Company	Swiss Franc	04/19/12	80,765,000	87,852,341	(3,164,161)

					$(16,020,814)

Counterparty	Long Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
UBS AG	Hong Kong Dollar	04/19/12	45,606,000	$5,881,358	$404

					$404

NOTES TO SCHEDULE OF INVESTMENTS

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $67,138,500 or 3.9% of net assets.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,869,446.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

CURRENCY EXPOSURE JANUARY 31, 2012

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$971,971,248	55.2%
European Monetary Unit	152,384,274	8.7%
Swiss Franc	99,498,914	5.6%
Japanese Yen	94,215,240	5.3%
Canadian Dollar	85,091,135	4.8%
Danish Krone	70,116,393	4.0%
Singapore Dollar	68,705,286	3.9%
British Pound Sterling	39,720,263	2.3%
Australian Dollar	36,493,336	2.1%
Swedish Krona	33,828,032	1.9%
Norwegian Krone	33,002,251	1.9%
Chinese Yuan Renminbi	23,992,983	1.4%
Brazilian Real	19,854,415	1.1%
New Zealand Dollar	15,814,713	0.9%
New Taiwanese Dollar	15,355,123	0.9%

Total Investments	$1,760,043,606	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (66.4%)
		Consumer Discretionary (2.5%)
23,500,000		International Game Technology 3.250%, 05/01/14	$26,966,250
		Omnicom Group, Inc.
19,400,000		0.000%, 07/01/38	20,685,250
12,000,000		0.000%, 07/31/32	12,090,000

			59,741,500

		Consumer Staples (3.6%)
15,000,000		Smithfield Foods, Inc. 4.000%, 06/30/13	17,587,500
28,000,000		Tyson Foods, Inc. - Series A 3.250%, 10/15/13	34,475,000
		Unicharm Corp.
1,200,000,000	JPY	0.000%, 09/24/13	17,544,639
1,150,000,000	JPY	0.000%, 09/24/15	17,067,029

			86,674,168

		Energy (4.7%)
48,750,000		Chesapeake Energy Corp. 2.750%, 11/15/35	46,434,375
13,400,000		Hornbeck Offshore Services, Inc.‡ 1.625%, 11/15/26	13,735,000
10,100,000		SM Energy Company 3.500%, 04/01/27	13,748,625
18,000,000		Subsea 7, SA 2.250%, 10/11/13	20,295,000
		Technip, SA
10,391,900	EUR	0.250%, 01/01/17	13,457,190
3,684,600	EUR	0.500%, 01/01/16	4,425,287

			112,095,477

		Financials (1.5%)
3,168,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	3,480,840
14,250,000		Leucadia National Corp. 3.750%, 04/15/14	18,845,625
15,750,000	SGD	Temasek (Standard Chartered)§ 0.000%, 10/24/14	13,328,994

			35,655,459

		Health Care (15.5%)
46,650,000		Amgen, Inc. 0.375%, 02/01/13	48,341,062
22,500,000		Endo Pharmaceuticals Holdings, Inc. 1.750%, 04/15/15	31,078,125
80,000,000		Gilead Sciences, Inc. 1.625%, 05/01/16	101,200,000
37,500,000		Hologic, Inc.‡ 2.000%, 12/15/37	44,671,875
9,351,000		LifePoint Hospitals, Inc. 3.500%, 05/15/14	9,912,060
35,000,000		Mylan, Inc. 1.250%, 03/15/12	35,000,000

44,000,000		Shire, PLC 2.750%, 05/09/14	$50,908,000
22,725,000		Teleflex, Inc. 3.875%, 08/01/17	27,554,063
17,286,000		Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/26	19,057,815

			367,723,000

		Industrials (3.4%)
5,300,000		FTI Consulting, Inc. 3.750%, 07/15/12	7,347,125
21,000,000		Navistar International Corp. 3.000%, 10/15/14	24,438,750
45,100,000		Stanley Black & Decker, Inc.‡ 0.000%, 05/17/12	50,173,750

			81,959,625

		Information Technology (26.7%)
26,150,000		Anixter International, Inc. 1.000%, 02/15/13	31,281,937
30,000,000		Electronic Arts, Inc.* 0.750%, 07/15/16	28,462,500
64,500,000		EMC Corp. 1.750%, 12/01/13	107,231,250
12,000,000		Equinix, Inc. 2.500%, 04/15/12	13,320,000
68,500,000		Intel Corp. 3.250%, 08/01/39	91,961,250
		Lam Research Corp.*
23,000,000		0.500%, 05/15/16	23,373,750
15,755,000		1.250%, 05/15/18	16,089,794
21,040,000		Linear Technology Corp. 3.000%, 05/01/27	22,512,800
26,429,000		Microsoft Corp.* 0.000%, 06/15/13	27,552,233
26,300,000		Nuance Communications, Inc.* 2.750%, 11/01/31	30,902,500
9,641,000		ON Semiconductor Corp. 2.625%, 12/15/26	11,087,150
75,000,000		SanDisk Corp. 1.500%, 08/15/17	87,000,000
68,697,000		Symantec Corp. 1.000%, 06/15/13	77,112,382
48,803,000		Xilinx, Inc. 2.625%, 06/15/17	66,372,080

			634,259,626

		Materials (6.1%)
8,654,000		Allegheny Technologies, Inc. 4.250%, 06/01/14	11,758,623
27,500,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	31,968,750
16,977,000		Goldcorp, Inc. 2.000%, 08/01/14	21,857,887

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Newmont Mining Corp.
24,750,000		1.250%, 07/15/14	$35,330,625
22,000,000		3.000%, 02/15/12	29,700,000
9,100,000		1.625%, 07/15/17	13,638,625

			144,254,510

		Telecommunication Services (2.4%)
38,000,000		Billion Express Investments, Ltd. 0.750%, 10/18/15	41,800,000
12,000,000		tw telecom, Inc. 2.375%, 04/01/26	14,265,000

			56,065,000

		TOTAL CONVERTIBLE BONDS (Cost $1,464,392,804)	1,578,428,365

SYNTHETIC CONVERTIBLE SECURITIES (10.7%)
Sovereign Bonds (9.7%)
48,150,000	CAD	Government of Canada 2.000%, 12/01/14	49,298,647
		Government of New Zealand
22,000,000	NZD	6.000%, 04/15/15	19,953,737
19,000,000	NZD	6.500%, 04/15/13	16,429,722
		Government of Singapore
42,000,000	SGD	1.375%, 10/01/14	34,325,505
19,000,000	SGD	2.375%, 04/01/17	16,478,695
		Kingdom of Norway
130,000,000	NOK	4.250%, 05/19/17	24,857,742
120,000,000	NOK	6.500%, 05/15/13	21,753,543
		Kingdom of Sweden
300,000,000	SEK	3.000%, 07/12/16	47,645,116

		TOTAL SOVEREIGN BONDS	230,742,707

NUMBER OF CONTRACTS			VALUE
Purchased Options (1.0%)#
		Information Technology (0.8%)
600		Apple, Inc. Call, 01/19/13, Strike $395.00	5,251,500
5,850		Check Point Software Technologies, Ltd. Call, 01/19/13, Strike $55.00	4,270,500
13,000		Dell, Inc. Call, 01/19/13, Strike $15.00	4,485,000
9,000		Oracle Corp. Call, 01/19/13, Strike $30.00	2,236,500
16,500		Symantec Corp. Call, 01/19/13, Strike $17.50	3,118,500

			19,362,000

		Materials (0.2%)
6,700		Barrick Gold Corp. Call, 01/19/13, Strike $50.00	3,869,250

		TOTAL PURCHASED OPTIONS	23,231,250

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $242,819,789)	253,973,957

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (5.6%)
		Consumer Staples (1.0%)
250,000		Bunge, Ltd. 4.875%	$23,781,250

		Energy (3.8%)
1,225,000		Apache Corp. 6.000%	70,351,750
19,226		Chesapeake Energy Corp.* 5.750%	18,654,059

			89,005,809

		Financials (0.8%)
		Affiliated Managers Group, Inc.
425,000		5.150%	17,664,062
50,051		5.100%	2,377,423

			20,041,485

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $125,859,122)	132,828,544

COMMON STOCKS (14.5%)
		Consumer Discretionary (1.7%)
90,000		Amazon.com, Inc.#	17,499,600
150,000	CHF	Swatch Group, AG	10,999,457
26,700	CHF	Swatch Group, AG	11,248,517

			39,747,574

		Energy (2.4%)
550,000		Baker Hughes, Inc.	27,021,500
500,000		Helmerich & Payne, Inc.	30,855,000

			57,876,500

		Industrials (2.1%)
400,000		Dover Corp.	25,364,000
485,000		Eaton Corp.	23,779,550

			49,143,550

		Information Technology (6.3%)
1,000,000		Autodesk, Inc.#	36,000,000
1,250,000		Microsoft Corp.	36,912,500
850,000		QUALCOMM, Inc.	49,997,000
450,000		SAP, AG	27,216,000

			150,125,500

		Materials (2.0%)
450,000		Cliffs Natural Resources, Inc.	32,512,500
325,000		Freeport-McMoRan Copper & Gold, Inc.	15,018,250

			47,530,750

		TOTAL COMMON STOCKS (Cost $262,267,619)	344,423,874

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (2.0%)
47,574,805	Fidelity Prime Money Market Fund - Institutional Class (Cost $47,574,805)	$47,574,805

TOTAL INVESTMENTS (99.2%) (Cost $2,142,914,139)		2,357,229,545

OTHER ASSETS, LESS LIABILITIES (0.8%)		18,296,682

NET ASSETS (100.0%)		$2,375,526,227

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Northern Trust Company	Swiss Franc	04/19/12	18,761,000	$20,407,327	$(735,007)
Northern Trust Company	European Monetary Unit	04/19/12	20,814,000	27,232,800	(225,036)
Bank of America N.A.	European Monetary Unit	04/19/12	11,018,000	14,415,826	(285,505)
Citibank N.A.	British Pound Sterling	04/19/12	28,958,000	45,602,847	(1,349,087)
Northern Trust Company	Hong Kong Dollar	04/19/12	191,450,000	24,689,426	(42,491)
Citibank N.A.	Japanese Yen	04/19/12	2,244,830,000	29,480,317	(269,207)
UBS AG	Norwegian Krone	04/19/12	67,307,000	11,437,209	(381,662)

					$(3,287,995)

NOTES TO SCHEDULE OF INVESTMENTS

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2012.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $145,034,836 or 6.1% of net assets.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CORPORATE BONDS (55.0%)
		Consumer Discretionary (4.0%)
3,000,000	CNY	BSH Bosch und Siemens Hausgerate GmbH 2.375%, 09/29/14	$472,443
1,000,000		DIRECTV Financing Company, Inc. 4.750%, 10/01/14	1,080,283
1,000,000		DIRECTV Holdings, LLC 3.550%, 03/15/15	1,045,264
1,500,000		Hasbro, Inc. 6.125%, 05/15/14	1,633,194
250,000		J.C. Penney Company, Inc. 9.000%, 08/01/12	259,375
2,000,000		Mattel, Inc. 2.500%, 11/01/16	2,032,654
500,000		Time Warner, Inc. 3.150%, 07/15/15	530,880
		Walt Disney Company
1,500,000		6.375%, 03/01/12	1,506,704
1,000,000		0.875%, 12/01/14	1,007,051

			9,567,848

		Consumer Staples (3.3%)
1,000,000		Altria Group, Inc. 9.250%, 08/06/19	1,363,382
1,000,000		Anheuser-Busch InBev, NV 3.000%, 10/15/12	1,016,777
1,000,000		Archer-Daniels-Midland Company‡ 0.613%, 08/13/12	1,002,109
2,000,000		Coca-Cola Company 3.625%, 03/15/14	2,133,876
1,000,000		Kellogg Company 4.450%, 05/30/16	1,117,018
1,000,000		Philip Morris International, Inc. 6.875%, 03/17/14	1,131,595

			7,764,757

		Energy (6.0%)
1,000,000		Chesapeake Energy Corp. 6.500%, 08/15/17	1,035,000
1,000,000		ConocoPhillips 5.750%, 02/01/19	1,226,869
814,000		Frontier Oil Corp. 6.875%, 11/15/18	838,420
1,000,000		Hess Corp. 8.125%, 02/15/19	1,302,171
1,000,000		Noble Holding International, Ltd. 3.450%, 08/01/15	1,044,465
2,000,000		Occidental Petroleum Corp. 1.750%, 02/15/17	2,037,230
1,000,000		Pride International, Inc. 8.500%, 06/15/19	1,278,569
1,000,000		Rowan Companies, Inc. 7.875%, 08/01/19	1,193,107

2,000,000		Schlumberger Investment, SA* 1.950%, 09/14/16	$2,034,938
1,000,000		SESI, LLC 6.375%, 05/01/19	1,042,500
600,000		SM Energy Company* 6.500%, 11/15/21	631,500
500,000		Tennessee Gas Pipeline Company 8.000%, 02/01/16	588,525

			14,253,294

		Financials (8.4%)
1,000,000		AON Corp. 5.000%, 09/30/20	1,125,559
1,500,000		Berkshire Hathaway Finance Corp. 5.000%, 08/15/13	1,602,877
1,000,000		BlackRock, Inc. 3.500%, 12/10/14	1,075,367
		Caterpillar, Inc.
13,000,000	CNY	2.000%, 12/01/12	2,058,717
13,000,000	CNY	1.350%, 07/12/13	2,026,747
250,000		CME Group Index Services, LLC* 4.400%, 03/15/18	266,024
1,000,000		CME Group, Inc. 5.750%, 02/15/14	1,092,309
1,000,000		Franklin Resources, Inc. 3.125%, 05/20/15	1,054,620
		John Deere Capital Corp.
1,000,000		3.150%, 10/15/21	1,052,138
1,000,000		1.250%, 12/02/14	1,014,426
1,500,000		JPMorgan Chase & Company‡ 1.361%, 01/24/14	1,496,646
2,000,000		MetLife, Inc.‡* 1.332%, 01/10/14	1,979,338
1,000,000		Prudential Financial, Inc. 4.750%, 09/17/15	1,081,651
1,000,000		US Bancorp 4.200%, 05/15/14	1,073,366
2,000,000		Xstrata Canada Financial Corp.* 3.600%, 01/15/17	2,069,918

			20,069,703

		Health Care (4.2%)
1,500,000		Biogen Idec, Inc. 6.000%, 03/01/13	1,574,461
1,000,000		Gilead Sciences, Inc. 2.400%, 12/01/14	1,035,441
500,000		Mylan, Inc.* 7.625%, 07/15/17	551,875
1,000,000		Quest Diagnostics, Inc.‡ 1.424%, 03/24/14	1,005,793
2,000,000		St. Jude Medical, Inc. 3.750%, 07/15/14	2,120,144
1,500,000		Teva Pharmaceutical Industries, Ltd. 3.000%, 06/15/15	1,589,172

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Thermo Fisher Scientific, Inc.
1,500,000	2.250%, 08/15/16	$1,560,109
500,000	2.050%, 02/21/14	515,330

		9,952,325

	Industrials (8.2%)
1,000,000	AGCO Corp.* 5.875%, 12/01/21	1,017,836
3,000,000	Danaher Corp. 1.300%, 06/23/14	3,053,751
1,500,000	Eaton Corp. 5.750%, 07/15/12	1,535,736
1,500,000	Emerson Electric Company 4.125%, 04/15/15	1,648,592
2,000,000	Fluor Corp. 3.375%, 09/15/21	2,057,312
1,500,000	Goodrich Corp. 6.125%, 03/01/19	1,820,428
	Joy Global, Inc.
1,500,000	6.000%, 11/15/16	1,700,052
1,500,000	5.125%, 10/15/21	1,620,815
1,000,000	Northrop Grumman Corp. 3.700%, 08/01/14	1,056,871
1,495,000	Parker-Hannifin Corp. 5.500%, 05/15/18	1,779,507
500,000	Tyco International, Ltd. 8.500%, 01/15/19	653,432
1,500,000	United Parcel Service, Inc. 3.875%, 04/01/14	1,600,488

		19,544,820

	Information Technology (14.8%)
1,000,000	Adobe Systems, Inc. 3.250%, 02/01/15	1,054,881
	Agilent Technologies, Inc.
1,500,000	5.500%, 09/14/15	1,680,840
500,000	6.500%, 11/01/17	592,089
500,000	2.500%, 07/15/13	507,548
	Amphenol Corp.
2,000,000	4.750%, 11/15/14	2,162,596
2,000,000	4.000%, 02/01/22	2,060,486
1,500,000	Analog Devices, Inc. 3.000%, 04/15/16	1,588,970
1,000,000	Anixter International, Inc. 5.950%, 03/01/15	1,027,500
	Brocade Communications Systems, Inc.
500,000	6.625%, 01/15/18	527,500
100,000	6.875%, 01/15/20	110,500
1,000,000	CA, Inc. 5.375%, 12/01/19	1,099,400
1,000,000	Cisco Systems, Inc.‡ 0.794%, 03/14/14	1,002,235
3,000,000	eBay, Inc. 3.250%, 10/15/20	3,071,607

2,000,000	Google, Inc. 1.250%, 05/19/14	$2,041,374
2,000,000	Intel Corp. 1.950%, 10/01/16	2,075,540
	International Business Machines Corp.
1,050,000	2.100%, 05/06/13	1,071,124
1,000,000	2.000%, 01/05/16	1,037,739
1,000,000	Jabil Circuit, Inc. 7.750%, 07/15/16	1,142,500
1,500,000	Juniper Networks, Inc. 3.100%, 03/15/16	1,566,930
	Lexmark International, Inc.
1,500,000	6.650%, 06/01/18	1,703,491
500,000	5.900%, 06/01/13	521,751
1,500,000	National Semiconductor Corp. 3.950%, 04/15/15	1,642,830
1,500,000	Oracle Corp. 3.750%, 07/08/14	1,617,849
3,000,000	Symantec Corp. 2.750%, 09/15/15	3,056,286
	Xerox Corp.
1,000,000	4.250%, 02/15/15	1,056,570
250,000	1.281%, 05/16/14‡	246,957

		35,267,093

	Materials (5.6%)
1,000,000	Allegheny Technologies, Inc. 9.375%, 06/01/19	1,290,541
	Anglo American, PLC*
1,000,000	9.375%, 04/08/14	1,142,791
1,000,000	4.450%, 09/27/20	1,045,317
	Barrick Gold Corp.
1,000,000	6.950%, 04/01/19	1,237,376
1,000,000	1.750%, 05/30/14	1,018,255
2,000,000	Ecolab, Inc. 2.375%, 12/08/14	2,074,474
1,500,000	Newmont Mining Corp. 5.125%, 10/01/19	1,713,463
1,500,000	Potash Corp. of Saskatchewan, Inc. 3.250%, 12/01/17	1,620,143
2,000,000	Rio Tinto Finance USA, Ltd. 1.875%, 11/02/15	2,038,742

		13,181,102

	Telecommunication Services (0.5%)
1,000,000	American Tower Corp. 5.900%, 11/01/21	1,078,301

	TOTAL CORPORATE BONDS (Cost $123,430,697)	130,679,243

CONVERTIBLE BONDS (4.2%)
	Energy (0.6%)
1,600,000	Chesapeake Energy Corp. 2.750%, 11/15/35	1,524,000

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Health Care (0.8%)
1,400,000		Gilead Sciences, Inc. 1.625%, 05/01/16	$1,771,000

		Industrials (0.7%)
1,400,000		Stanley Black & Decker, Inc.‡ 0.000%, 05/17/12	1,557,500

		Information Technology (2.1%)
1,500,000		Anixter International, Inc. 1.000%, 02/15/13	1,794,375
1,000,000		Nuance Communications, Inc.* 2.750%, 11/01/31	1,175,000
1,850,000		Symantec Corp. 1.000%, 06/15/13	2,076,625

			5,046,000

		TOTAL CONVERTIBLE BONDS (Cost $10,036,141)	9,898,500

SOVEREIGN BONDS (19.2%)
255,000	BRL	Federative Republic of Brazil 10.000%, 01/01/14	1,470,211
8,150,000	CAD	Government of Canada 3.000%, 06/01/14	8,503,001
11,350,000	NZD	Government of New Zealand 6.000%, 04/15/15	10,294,314
10,000,000	SGD	Government of Singapore 2.375%, 04/01/17	8,672,998
45,000,000	NOK	Kingdom of Norway 4.250%, 05/19/17	8,604,603
50,800,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	8,067,906

		TOTAL SOVEREIGN BONDS (Cost $41,022,409)	45,613,033

U.S. GOVERNMENT AND AGENCY SECURITIES (14.0%)
		United States Treasury Note
9,000,000		0.250%, 11/30/13	9,007,029
8,000,000		0.250%, 01/15/15	7,990,000
7,000,000		1.875%, 06/15/12	7,047,306
3,500,000		1.375%, 02/15/13	3,544,709
3,000,000		2.625%, 07/31/14	3,176,718
2,500,000		0.250%, 12/15/14	2,497,462

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $33,058,970)	33,263,224

RESIDENTIAL MORTGAGE BACKED SECURITIES (3.7%)
		Federal National Mortgage Association
2,938,357		6.000%, 06/01/37	3,262,925
1,444,075		5.500%, 06/01/37	1,572,434
1,433,403		5.636%, 11/01/37‡	1,531,548

775,035		6.000%, 05/01/37	$860,645
728,240		6.500%, 03/01/38	819,348
419,584		6.500%, 06/01/36	475,224
264,886		4.683%, 05/01/38‡	282,810

		TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $8,114,480)	8,804,934

NUMBER OF SHARES			VALUE
SHORT TERM INVESTMENT (6.5%)
15,398,590		Fidelity Prime Money Market Fund - Institutional Class (Cost $15,398,590)	15,398,590

TOTAL INVESTMENTS (102.6%) (Cost $231,061,287)			243,657,524

LIABILITIES, LESS OTHER ASSETS (-2.6%)			(6,110,356)

NET ASSETS (100.0%)			$237,547,168

NOTES TO SCHEDULE OF INVESTMENTS

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2012.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $10,265,201 or 4.3% of net assets.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CORPORATE BONDS (87.0%)
		Consumer Discretionary (14.5%)
3,000,000		American Axle & Manufacturing, Inc. 7.875%, 03/01/17	$3,097,500
3,691,000		Dana Holding Corp. 6.750%, 02/15/21	3,903,232
930,000		Gap, Inc. 5.950%, 04/12/21	893,734
4,800,000		Goodyear Tire & Rubber Company~ 8.250%, 08/15/20	5,244,000
3,000,000		Hanesbrands, Inc. 8.000%, 12/15/16	3,322,500
2,847,000		J.C. Penney Company, Inc. 6.375%, 10/15/36	2,462,655
3,000,000		Jaguar Land Rover, PLC* 7.750%, 05/15/18	2,992,500
3,900,000		Lear Corp. 8.125%, 03/15/20	4,372,875
3,300,000		Liberty Media Corp. 8.250%, 02/01/30	3,267,000
3,000,000		Limited Brands, Inc. 6.950%, 03/01/33	2,865,000
		Royal Caribbean Cruises, Ltd.
2,750,000		7.500%, 10/15/27	2,750,000
1,000,000		7.250%, 03/15/18~	1,085,000
3,720,000		Wynn Las Vegas, LLC 7.750%, 08/15/20	4,222,200

			40,478,196

		Consumer Staples (4.2%)
2,445,000		Darling International, Inc. 8.500%, 12/15/18	2,750,625
2,500,000		Dean Foods Company 9.750%, 12/15/18	2,737,500
1,450,000		Elizabeth Arden, Inc. 7.375%, 03/15/21	1,537,000
2,482,000		JBS USA, LLC* 7.250%, 06/01/21	2,364,105
2,337,000		Post Holdings, Inc.*† 7.375%, 02/15/22	2,424,638

			11,813,868

		Energy (21.0%)
8,500,000	NOK	Aker Solutions, ASA 8.700%, 06/26/14	1,570,987
829,000		Atwood Oceanics, Inc. 6.500%, 02/01/20	862,160
2,047,000		Basic Energy Services, Inc. 7.750%, 02/15/19	2,093,058
1,733,000		Brigham Exploration Company 8.750%, 10/01/18	2,165,817
1,750,000		Bristow Group, Inc. 7.500%, 09/15/17	1,828,750

7,450,000		Calfrac Holdings, LP* 7.500%, 12/01/20	$7,338,250
2,250,000		Calumet Specialty Products* 9.375%, 05/01/19	2,272,500
4,000,000		Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	4,040,000
2,920,000		Concho Resources, Inc. 8.625%, 10/01/17	3,241,200
2,303,000		Frontier Oil Corp. 6.875%, 11/15/18	2,372,090
4,265,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	4,499,575
1,600,000		HollyFrontier Corp. 9.875%, 06/15/17	1,792,000
4,000,000		Linn Energy, LLC 8.625%, 04/15/20	4,460,000
2,500,000		Pioneer Drilling Company* 9.875%, 03/15/18	2,675,000
		SESI, LLC
3,000,000		6.375%, 05/01/19	3,127,500
2,000,000		7.125%, 12/15/21*	2,175,000
1,500,000		SM Energy Company* 6.500%, 11/15/21	1,578,750
2,660,000		Swift Energy Company 8.875%, 01/15/20	2,839,550
1,530,000		Trinidad Drilling, Ltd.* 7.875%, 01/15/19	1,629,450
150,000		Unit Corp. 6.625%, 05/15/21	152,250
5,400,000		W&T Offshore, Inc. 8.500%, 06/15/19	5,771,250

			58,485,137

		Financials (3.7%)
2,134,000		AON Corp. 8.205%, 01/01/27	2,526,078
1,390,000		Chesapeake Oilfield Finance, Inc.* 6.625%, 11/15/19	1,403,900
2,800,000		Nuveen Investments, Inc. 10.500%, 11/15/15	2,933,000
3,335,000		OMEGA Healthcare Investors, Inc. 6.750%, 10/15/22	3,551,775

			10,414,753

		Health Care (9.3%)
96,000		AMERIGROUP Corp. 7.500%, 11/15/19	102,960
1,654,000		DaVita, Inc. 6.625%, 11/01/20	1,765,645
1,200,000		Fresenius Med* 6.500%, 09/15/18	1,293,000
500,000		Fresenius Medical Care US Finance II, Inc.* 5.875%, 01/31/22	512,500

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,750,000	Grifols SA 8.250%, 02/01/18	$6,339,375
1,300,000	Health Management Associates, Inc.* 7.375%, 01/15/20	1,342,250
2,000,000	LifePoint Hospitals, Inc. 6.625%, 10/01/20	2,105,000
	Mylan, Inc.*
700,000	7.875%, 07/15/20	780,500
690,000	7.625%, 07/15/17	761,587
4,383,000	Teleflex, Inc. 6.875%, 06/01/19	4,711,725
3,000,000	Valeant Pharmaceuticals International, Inc.* 7.250%, 07/15/22	3,052,500
3,000,000	Warner Chilcott Company, LLC 7.750%, 09/15/18	3,187,500

		25,954,542

	Industrials (13.0%)
5,000,000	Abengoa, SA* 8.875%, 11/01/17	4,900,000
	Belden, Inc.
2,175,000	7.000%, 03/15/17	2,240,250
625,000	9.250%, 06/15/19	671,875
2,285,000	Boart Longyear Management Pty., Ltd.* 7.000%, 04/01/21	2,399,250
5,600,000	Deluxe Corp.* 7.000%, 03/15/19	5,544,000
2,070,000	Dycom Investments, Inc. 7.125%, 01/15/21	2,111,400
3,000,000	FTI Consulting, Inc. 6.750%, 10/01/20	3,202,500
1,560,000	Polypore International, Inc. 7.500%, 11/15/17	1,645,800
3,000,000	Sensata Technologies Holding, B.V.* 6.500%, 05/15/19	3,075,000
4,260,000	Titan International, Inc. 7.875%, 10/01/17	4,520,925
2,400,000	TransDigm Group, Inc. 7.750%, 12/15/18	2,640,000
3,050,000	Triumph Group, Inc. 8.000%, 11/15/17	3,324,500

		36,275,500

	Information Technology (12.2%)
800,000	Anixter International, Inc. 5.950%, 03/01/15	822,000
2,520,000	Audatex North America, Inc.* 6.750%, 06/15/18	2,576,700
3,000,000	EH Holding Corp.* 7.625%, 06/15/21	3,180,000
	Equinix, Inc.
3,000,000	7.000%, 07/15/21	3,262,500
1,020,000	8.125%, 03/01/18	1,137,300

305,000	Hynix Semiconductor, Inc.* 7.875%, 06/27/17	$320,250
2,800,000	iGATE Corp. 9.000%, 05/01/16	2,989,000
4,280,000	Jabil Circuit, Inc. 8.250%, 03/15/18	5,007,600
5,405,000	Sanmina-SCI Corp.* 7.000%, 05/15/19	5,513,100
5,800,000	Seagate Technology 6.875%, 05/01/20	6,235,000
2,725,000	ViaSat, Inc. 8.875%, 09/15/16	2,820,375

		33,863,825

	Materials (6.4%)
500,000	Allegheny Ludlum Corp. 6.950%, 12/15/25	576,035
1,300,000	Clearwater Paper Corp. 7.125%, 11/01/18	1,381,250
5,750,000	FMG Resources* 8.250%, 11/01/19	6,195,625
3,700,000	Greif, Inc. 7.750%, 08/01/19	4,107,000
1,090,000	Sealed Air Corp.* 8.125%, 09/15/19	1,212,625
2,760,000	Silgan Holdings, Inc. 7.250%, 08/15/16	2,987,700
500,000	Steel Dynamics, Inc. 7.625%, 03/15/20	556,250
645,000	Union Carbide Corp. 7.875%, 04/01/23	778,717

		17,795,202

	Utilities (2.7%)
	AES Corp.
3,000,000	7.750%, 10/15/15	3,315,000
1,400,000	7.375%, 07/01/21*	1,554,000
2,600,000	AmeriGas Finance Corp. 7.000%, 05/20/22	2,613,000

		7,482,000

	TOTAL CORPORATE BONDS (Cost $231,801,417)	242,563,023

CONVERTIBLE BONDS (3.0%)
	Materials (3.0%)
4,400,000	AngloGold Ashanti, Ltd. 3.500%, 05/22/14	5,115,000
2,370,000	Newmont Mining Corp. 3.000%, 02/15/12	3,199,500

	TOTAL CONVERTIBLE BONDS (Cost $7,929,808)	8,314,500

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

SOVEREIGN BONDS (1.6%)
		Federal Republic of Brazil
645,600	BRL	10.000%, 01/01/14	$3,722,228
130,000	BRL	10.000%, 01/01/13	752,929

		TOTAL SOVEREIGN BONDS (Cost $4,274,896)	4,475,157

NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (4.1%)
		Consumer Staples (1.0%)
27,971		Bunge, Ltd. 4.875%	2,660,741

		Energy (2.1%)
65,000		Apache Corp. 6.000%	3,732,950
2,250		Chesapeake Energy Corp.* 5.750%	2,182,500

			5,915,450

		Financials (0.1%)
5,800		Affiliated Managers Group, Inc. 5.100%	275,500

		Utilities (0.9%)
50,000		NextEra Energy, Inc. 7.000%	2,643,750

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,081,826)	11,495,441

SHORT TERM INVESTMENT (4.4%)
12,175,318		Fidelity Prime Money Market Fund - Institutional Class (Cost $12,175,318)	$12,175,318

TOTAL INVESTMENTS (100.1%) (Cost $268,263,265)			279,023,439

LIABILITIES, LESS OTHER ASSETS (-0.1%)			(397,252)

NET ASSETS (100.0%)			$278,626,187

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,095,925.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $49,099,442 or 17.6% of net assets.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (25.1%)
	Consumer Discretionary (3.6%)
8,600,000	Coinstar, Inc. 4.000%, 09/01/14	$11,814,250
5,600,000	D.R. Horton, Inc.~ 2.000%, 05/15/14	6,923,000
12,500,000	Gaylord Entertainment Company* 3.750%, 10/01/14	15,250,000
8,000,000	Iconix Brand Group, Inc.* 2.500%, 06/01/16	7,920,000
4,500,000	MGM Resorts International~ 4.250%, 04/15/15	4,770,000
7,000,000	Sirius XM Radio, Inc.* 7.000%, 12/01/14	9,817,500
3,500,000	Sonic Automotive, Inc. 5.000%, 10/01/29	4,821,250
2,500,000	Sotheby’s 3.125%, 06/15/13	2,975,000
14,800,000	Virgin Media, Inc. 6.500%, 11/15/16	22,459,000

		86,750,000

	Consumer Staples (1.4%)
19,800,000	Smithfield Foods, Inc.~ 4.000%, 06/30/13	23,215,500
9,500,000	Tyson Foods, Inc. - Series A~ 3.250%, 10/15/13	11,696,875

		34,912,375

	Energy (0.7%)
6,000,000	Newpark Resources, Inc. 4.000%, 10/01/17	6,495,000
10,000,000	Petroleum Development Corp.* 3.250%, 05/15/16	10,112,500

		16,607,500

	Financials (1.1%)
7,000,000	Affiliated Managers Group, Inc. 3.950%, 08/15/38	7,691,250
3,000,000	Amtrust Financial Services, Inc.* 5.500%, 12/15/21	3,206,250
13,800,000	Knight Capital Group, Inc. 3.500%, 03/15/15	13,248,000
4,000,000	US Bancorp‡ 0.000%, 02/06/37	3,998,000

		28,143,500

	Health Care (3.8%)
25,100,000	AMERIGROUP Corp.~ 2.000%, 05/15/12	40,379,625
12,000,000	LifePoint Hospitals, Inc. 3.500%, 05/15/14	12,720,000
2,000,000	Molina Healthcare, Inc. 3.750%, 10/01/14	2,405,000

10,000,000	Onyx Pharmaceuticals, Inc. 4.000%, 08/15/16	$12,937,500
11,500,000	PSS World Medical, Inc.* 3.125%, 08/01/14	14,820,625
7,000,000	Volcano Corp. 2.875%, 09/01/15	8,225,000

		91,487,750

	Industrials (1.6%)
2,400,000	Altra Holdings, Inc.* 2.750%, 03/01/31	2,286,000
10,000,000	EnerSys‡ 3.375%, 06/01/38	10,550,000
4,000,000	Greenbrier Companies, Inc.* 3.500%, 04/01/18	3,840,000
11,000,000	Navistar International Corp. 3.000%, 10/15/14	12,801,250
6,500,000	Terex Corp. 4.000%, 06/01/15	9,173,125

		38,650,375

	Information Technology (9.0%)
17,800,000	Alliance Data Systems Corp.~ 1.750%, 08/01/13	25,899,000
6,000,000	Arris Group, Inc.~ 2.000%, 11/15/26	6,236,250
5,500,000	BroadSoft, Inc.* 1.500%, 07/01/18	4,888,125
20,000,000	CACI International, Inc.~ 2.125%, 05/01/14	24,200,000
10,900,000	Ciena Corp.* 3.750%, 10/15/18	11,485,875
5,625,000	Comtech Telecommunications Corp. 3.000%, 05/01/29	6,222,656
18,605,000	Concur Technologies, Inc.* 2.500%, 04/15/15	22,721,357
	Equinix, Inc.
9,300,000	3.000%, 10/15/14	11,450,625
7,000,000	4.750%, 06/15/16	11,226,250
8,150,000	FEI Company~ 2.875%, 06/01/13	12,571,375
5,000,000	InterDigital, Inc.* 2.500%, 03/15/16	5,200,000
2,000,000	JDS Uniphase Corp. 1.000%, 05/15/26	1,990,000
5,000,000	Mentor Graphics Corp.* 4.000%, 04/01/31	5,125,000
4,332,000	Micron Technology, Inc. 1.875%, 06/01/27	4,099,155
20,000,000	Microsoft Corp.~* 0.000%, 06/15/13	20,850,000
15,500,000	NetApp, Inc. 1.750%, 06/01/13	20,111,250

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,200,000	Photronics, Inc.* 3.250%, 04/01/16	$5,232,500
5,700,000	SanDisk Corp. 1.500%, 08/15/17	6,612,000
7,300,000	TTM Technologies, Inc. 3.250%, 05/15/15	7,920,500
4,200,000	Vishay Intertechnology, Inc.* 2.250%, 11/15/40	4,362,750

		218,404,668

	Materials (2.7%)
5,000,000	Allegheny Technologies, Inc. 4.250%, 06/01/14	6,793,750
7,000,000	Goldcorp, Inc. 2.000%, 08/01/14	9,012,500
2,950,000	Horsehead Holding Corp.* 3.800%, 07/01/17	3,005,312
5,000,000	Kinross Gold Corp. 1.750%, 03/15/28	4,962,500
6,125,000	RTI International Metals, Inc. 3.000%, 12/01/15	6,454,219
10,700,000	Steel Dynamics, Inc. 5.125%, 06/15/14	12,519,000
19,000,000	United States Steel Corp. 4.000%, 05/15/14	22,776,250

		65,523,531

	Telecommunication Services (1.2%)
12,500,000	SBA Communications Corp. 1.875%, 05/01/13	14,859,375
11,300,000	tw telecom, Inc. 2.375%, 04/01/26	13,432,875

		28,292,250

	TOTAL CONVERTIBLE BONDS (Cost $559,901,524)	608,771,949

U.S. GOVERNMENT AND AGENCY SECURITY (7.0%)
165,000,000	United States Treasury Note~ 2.125%, 08/15/21 (Cost $164,284,082)	170,349,630

SYNTHETIC CONVERTIBLE SECURITIES (16.7%)
Corporate Bonds (4.8%)
	Consumer Discretionary (0.5%)
500,000	Express, LLC 8.750%, 03/01/18	552,500
2,988,000	Hanesbrands, Inc.‡ 4.146%, 12/15/14	3,002,940
6,000,000	Jarden Corp. 8.000%, 05/01/16	6,555,000
3,000,000	Royal Caribbean Cruises, Ltd. 7.000%, 06/15/13	3,180,000

		13,290,440

	Consumer Staples (0.2%)
4,000,000	Constellation Brands, Inc. 7.250%, 09/01/16	$4,510,000

	Energy (1.4%)
2,000,000	Arch Coal, Inc. 8.750%, 08/01/16	2,190,000
3,847,000	Arch Western Finance, LLC 6.750%, 07/01/13	3,885,470
2,000,000	Basic Energy Services, Inc. 7.125%, 04/15/16	2,030,000
6,130,000	Berry Petroleum Company~ 8.250%, 11/01/16	6,421,175
3,870,000	Bristow Group, Inc. 7.500%, 09/15/17	4,044,150
5,000,000	Complete Production Services, Inc. 8.000%, 12/15/16	5,243,750
2,554,000	Frontier Oil Corp. 8.500%, 09/15/16	2,745,550
2,330,000	HollyFrontier Corp. 9.875%, 06/15/17	2,609,600
4,105,000	SESI, LLC~ 6.875%, 06/01/14	4,146,050

		33,315,745

	Financials (0.2%)
5,000,000	Leucadia National Corp. 8.125%, 09/15/15	5,400,000

	Health Care (0.3%)
640,000	Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	712,000
4,000,000	Mylan, Inc.* 7.625%, 07/15/17	4,415,000
3,000,000	Valeant Pharmaceuticals International, Inc.* 6.500%, 07/15/16	3,060,000

		8,187,000

	Industrials (1.1%)
3,000,000	Alliant Techsystems, Inc. 6.750%, 04/01/16	3,097,500
6,110,000	Belden, Inc. 7.000%, 03/15/17	6,293,300
4,000,000	Deluxe Corp. 7.375%, 06/01/15	4,130,000
2,500,000	FTI Consulting, Inc. 7.750%, 10/01/16	2,612,500
4,000,000	H&E Equipment Services, Inc. 8.375%, 07/15/16	4,140,000
1,700,000	Titan International, Inc. 7.875%, 10/01/17	1,804,125
3,710,000	WESCO Distribution, Inc. 7.500%, 10/15/17	3,802,750

		25,880,175

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

		Information Technology (0.7%)
10,000,000		Anixter International, Inc.~ 5.950%, 03/01/15	$10,275,000
5,000,000		Jabil Circuit, Inc. 7.750%, 07/15/16	5,712,500
250,000		ViaSat, Inc. 8.875%, 09/15/16	258,750

			16,246,250

		Materials (0.4%)
5,000,000		Ball Corp. 7.125%, 09/01/16	5,475,000
3,000,000		Silgan Holdings, Inc.~ 7.250%, 08/15/16	3,247,500

			8,722,500

		TOTAL CORPORATE BONDS	115,552,110

Sovereign Bonds (9.8%)
1,800,000	BRL	Federative Republic of Brazil 10.000%, 01/01/13	10,425,165
		Government of Canada
20,000,000	CAD	2.000%, 06/01/16	20,604,568
10,000,000	CAD	1.500%, 06/01/12	9,991,922
5,000,000	CAD	2.000%, 03/01/14	5,091,802
5,000,000	CAD	1.750%, 03/01/13	5,028,623
5,000,000	CAD	1.500%, 11/01/13	5,032,562
		Government of New Zealand
32,000,000	NZD	6.500%, 04/15/13	27,671,110
16,000,000	NZD	6.000%, 04/15/15	14,511,809
		Government of Singapore
21,000,000	SGD	1.625%, 04/01/13	16,950,974
19,493,000	SGD	1.125%, 04/01/16	15,910,695
12,000,000	SGD	1.375%, 10/01/14	9,807,287
6,434,000	SGD	2.375%, 04/01/17	5,580,207
		Kingdom of Norway
127,000,000	NOK	4.250%, 05/19/17	24,284,101
110,000,000	NOK	5.000%, 05/15/15	20,804,980
287,500,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	45,659,903

		TOTAL SOVEREIGN BONDS	237,355,708

U.S. Government and Agency Security (1.9%)
45,000,000		United States Treasury Note 2.000%, 11/15/21	45,794,520

NUMBER OF CONTRACTS			VALUE

Purchased Options (0.2%)#
		Energy (0.2%)
		El Paso Corp.
2,000		Call, 01/19/13, Strike $20.00	$1,420,000
2,000		Call, 01/19/13, Strike $17.50	1,940,000

		TOTAL PURCHASED OPTIONS	3,360,000

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $383,762,865)	402,062,338

NUMBER OF SHARES			VALUE
COMMON STOCKS (44.9%)
		Consumer Discretionary (3.2%)
51,000		Amazon.com, Inc.#	9,916,440
85,000		CBS Corp. - Class B	2,420,800
69,000		Coach, Inc.	4,833,450
270,500		Comcast Corp. - Class A	7,192,595
190,000		DIRECTV - Class A#	8,551,900
78,000		Home Depot, Inc.	3,462,420
90,000		McDonald’s Corp.	8,914,500
2,500		Priceline.com, Inc.#	1,323,700
150,000		Starbucks Corp.	7,189,500
85,000		Target Corp.	4,318,850
30,000		Time Warner Cable, Inc.	2,211,600
88,000		TJX Companies, Inc.	5,996,320
213,300		Walt Disney Company	8,297,370
40,000		Yum! Brands, Inc.	2,533,200

			77,162,645

		Consumer Staples (4.8%)
192,000		Altria Group, Inc.	5,452,800
100,000		Archer-Daniels-Midland Company	2,863,000
360,000		Coca-Cola Company	24,310,800
55,000		Colgate-Palmolive Company	4,989,600
80,000		Costco Wholesale Corp.	6,581,600
130,000		CVS Caremark Corp.	5,427,500
75,000		Kimberly-Clark Corp.	5,367,000
100,000		Kraft Foods, Inc. - Class A	3,830,000
21,000		Mead Johnson Nutrition Company	1,555,890
160,800		PepsiCo, Inc.	10,559,736
147,500		Philip Morris International, Inc.	11,028,575
262,800		Procter & Gamble Company	16,566,912
306,500		Wal-Mart Stores, Inc.	18,806,840

			117,340,253

		Energy (5.4%)
67,500		Apache Corp.	6,674,400

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES		VALUE

135,000	Baker Hughes, Inc.	$6,632,550
195,000	Chesapeake Energy Corp.	4,120,350
277,500	Chevron Corp.	28,604,700
131,500	ConocoPhillips	8,969,615
420,820	Exxon Mobil Corp.	35,239,467
89,000	Halliburton Company	3,273,420
25,000	Helmerich & Payne, Inc.	1,542,750
105,000	Marathon Oil Corp.	3,295,950
52,500	Marathon Petroleum Corp.	2,006,550
50,000	National Oilwell Varco, Inc.	3,699,000
175,000	Occidental Petroleum Corp.	17,459,750
137,000	Schlumberger, Ltd.	10,298,290

		131,816,792

	Financials (4.4%)
97,000	Aflac, Inc.	4,678,310
135,000	American Express Company	6,768,900
200,000	Bank of New York Mellon Corp.	4,026,000
85,000	BB&T Corp.	2,311,150
200,000	Berkshire Hathaway, Inc. - Class B#	15,674,000
11,000	BlackRock, Inc.	2,002,000
35,100	Franklin Resources, Inc.	3,724,110
28,000	Goldman Sachs Group, Inc.	3,121,160
517,700	JPMorgan Chase & Company	19,310,210
84,140	MetLife, Inc.	2,972,666
29,000	Prudential Financial, Inc.	1,659,960
61,000	State Street Corp.	2,389,980
83,000	T. Rowe Price Group, Inc.	4,800,720
91,000	Travelers Companies, Inc.	5,305,300
342,500	US Bancorp	9,665,350
625,000	Wells Fargo & Company	18,256,250

		106,666,066

	Health Care (5.6%)
210,800	Abbott Laboratories	11,414,820
45,000	Aetna, Inc.	1,966,500
65,000	Agilent Technologies, Inc.#	2,760,550
36,000	Allergan, Inc.	3,164,760
38,000	AmerisourceBergen Corp.	1,480,860
109,000	Amgen, Inc.	7,402,190
60,000	Baxter International, Inc.	3,328,800
200,200	Bristol-Myers Squibb Company	6,454,448
85,000	Celgene Corp.#	6,179,500
10,000	Intuitive Surgical, Inc.#	4,599,100
538,750	Johnson & Johnson	35,509,013
90,000	Medtronic, Inc.	3,471,300
344,200	Merck & Company, Inc.	13,169,092

1,083,600	Pfizer, Inc.	$23,189,040
77,500	St. Jude Medical, Inc.	3,232,525
85,000	Stryker Corp.	4,711,550
65,000	UnitedHealth Group, Inc.	3,366,350

		135,400,398

	Industrials (4.1%)
136,000	3M Company	11,792,560
81,000	Caterpillar, Inc.	8,838,720
85,000	CSX Corp.	1,916,750
20,000	Cummins, Inc.	2,080,000
40,000	Danaher Corp.	2,100,400
20,000	Deere & Company	1,723,000
75,000	Eaton Corp.	3,677,250
60,000	Emerson Electric Company	3,082,800
58,000	FedEx Corp.	5,306,420
1,227,500	General Electric Company	22,966,525
100,000	Honeywell International, Inc.	5,804,000
30,000	Norfolk Southern Corp.	2,166,000
15,000	Precision Castparts Corp.	2,455,200
25,000	Union Pacific Corp.	2,857,750
82,500	United Parcel Service, Inc.	6,241,125
200,000	United Technologies Corp.	15,670,000

		98,678,500

	Information Technology (9.5%)
50,000	Accenture, PLC - Class A	2,867,000
97,250	Apple, Inc.#	44,392,680
80,000	Autodesk, Inc.#	2,880,000
42,000	Automatic Data Processing, Inc.	2,300,760
575,000	Cisco Systems, Inc.	11,287,250
18,500	Citrix Systems, Inc.#	1,206,385
57,000	Cognizant Technology Solutions Corp. - Class A#	4,089,750
210,000	Dell, Inc.#	3,618,300
120,000	eBay, Inc.#	3,792,000
340,000	EMC Corp.#	8,758,400
41,400	Google, Inc.#	24,016,554
456,500	Intel Corp.	12,060,730
134,200	International Business Machines Corp.	25,846,920
95,000	Jabil Circuit, Inc.	2,152,700
6,000	MasterCard, Inc. - Class A	2,133,420
703,400	Microsoft Corp.	20,771,402
110,000	NVIDIA Corp.#	1,624,700
1,029,500	Oracle Corp.	29,031,900
306,100	QUALCOMM, Inc.	18,004,802
25,000	Salesforce.com, Inc.#	2,920,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES		VALUE

90,000	Symantec Corp.#	$1,547,100
30,000	Teradata Corp.#	1,606,800
120,000	Texas Instruments, Inc.	3,885,600

		230,795,153

	Materials (6.0%)
26,000	Cliffs Natural Resources, Inc.	1,878,500
130,000	Dow Chemical Company	4,356,300
123,000	E.I. du Pont de Nemours and Company	6,259,470
218,000	Freeport-McMoRan Copper & Gold, Inc.	10,073,780
52,000	Monsanto Company	4,266,600
94,000	Newmont Mining Corp.	5,779,120
65,000	Nucor Corp.	2,891,850
45,000	PPG Industries, Inc.	4,031,100
628,000	SPDR Gold Trust#	106,326,680

		145,863,400

	Telecommunication Services (1.3%)
600,100	AT&T, Inc.	17,648,941
335,000	Verizon Communications, Inc.	12,616,100

		30,265,041

	Utilities (0.6%)
62,000	Dominion Resources, Inc.	3,102,480
169,600	Duke Energy Corp.	3,614,176
75,000	Edison International	3,078,000
100,000	Southern Company	4,556,000

		14,350,656

	TOTAL COMMON STOCKS (Cost $1,079,600,474)	1,088,338,904

NUMBER OF CONTRACTS		VALUE
PURCHASED OPTIONS (0.2%)#
	Consumer Discretionary (0.0%)
500	MGM Resorts International Put, 03/17/12, Strike $7.00	1,000

	Information Technology (0.0%)
1,000	TTM Technologies, Inc. Put, 03/17/12, Strike $7.50	7,500

	Materials (0.1%)
	SPDR Gold Trust
6,280	Put, 04/21/12, Strike $125.00	87,920
4,390	Call, 04/21/12, Strike $173.00	2,129,150
1,355	Call, 04/21/12, Strike $176.00	521,675

	Other (0.1%)	2,738,745

	S & P 500 Index
1,000	Put, 03/17/12, Strike $1,210.00	885,000
1,000	Put, 03/30/12, Strike $1,200.00	1,175,000
650	Put, 04/21/12, Strike $1,200.00	1,114,750

		3,174,750

	TOTAL PURCHASED OPTIONS (Cost $6,820,686)	5,921,995

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (4.8%)
117,029,813	Fidelity Prime Money Market Fund - Institutional Class (Cost $117,029,813)	$117,029,813

TOTAL INVESTMENTS (98.7%) (Cost $2,311,399,444)		2,392,474,629

OTHER ASSETS, LESS LIABILITIES (1.3%)		30,796,913

NET ASSETS (100.0%)		$2,423,271,542

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES SOLD SHORT (-7.2%)#
	United States Treasury Note
(125,000,000)	0.125%, 09/30/13	(124,848,625)
(50,000,000)	0.250%, 11/30/13	(50,039,050)

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES SOLD SHORT (Proceeds $174,669,852)	(174,887,675)

NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-12.5%)#
	Consumer Discretionary (-1.9%)
(134,500)	Coinstar, Inc.	(6,688,685)
(207,700)	D.R. Horton, Inc.	(2,891,184)
(322,700)	Gaylord Entertainment Company	(9,051,735)
(130,200)	Iconix Brand Group, Inc.	(2,396,982)
(124,600)	MGM Resorts International	(1,626,030)
(2,812,000)	Sirius XM Radio, Inc.	(5,877,080)
(194,800)	Sonic Automotive, Inc.	(3,036,932)
(46,000)	Sotheby’s	(1,542,380)
(515,500)	Virgin Media, Inc.	(12,289,520)

		(45,400,528)

	Consumer Staples (-0.8%)
(590,900)	Smithfield Foods, Inc.	(13,194,797)
(408,300)	Tyson Foods, Inc. - Class A	(7,610,712)

		(20,805,509)

	Energy (-0.3%)
(352,373)	Newpark Resources, Inc.	(2,868,316)
(153,500)	Petroleum Development Corp.	(4,778,455)

		(7,646,771)

	Financials (-0.3%)
(22,340)	Affiliated Managers Group, Inc.	(2,245,393)
(50,000)	Amtrust Financial Services, Inc.	(1,296,500)
(269,900)	Knight Capital Group, Inc.	(3,506,001)

		(7,047,894)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Health Care (-2.7%)
(589,900)	AMERIGROUP Corp.	$(40,119,099)
(80,150)	LifePoint Hospitals, Inc.	(3,221,228)
(41,500)	Molina Healthcare, Inc.	(1,270,315)
(160,250)	Onyx Pharmaceuticals, Inc.	(6,560,635)
(389,850)	PSS World Medical, Inc.	(9,461,660)
(156,300)	Volcano Corp.	(4,384,215)

		(65,017,152)

	Industrials (-0.7%)
(52,825)	Altra Holdings, Inc.	(1,013,712)
(97,500)	EnerSys	(2,825,550)
(64,000)	Greenbrier Companies, Inc.	(1,424,000)
(115,300)	Navistar International Corp.	(4,991,337)
(304,900)	Terex Corp.	(6,037,020)

		(16,291,619)

	Information Technology (-4.1%)
(181,400)	Alliance Data Systems Corp.	(20,099,120)
(109,500)	Arris Group, Inc.	(1,278,960)
(81,000)	BroadSoft, Inc.	(2,258,280)
(182,500)	CACI International, Inc. - Class A	(10,710,925)
(335,400)	Ciena Corp.	(4,880,070)
(76,800)	Comtech Telecommunications Corp.	(2,370,048)
(204,000)	Concur Technologies, Inc.	(10,679,400)
(99,500)	Equinix, Inc.	(11,936,020)
(208,680)	FEI Company	(9,194,441)
(18,800)	InterDigital, Inc.	(701,616)
(134,500)	Mentor Graphics Corp.	(1,865,515)
(178,976)	Micron Technology, Inc.	(1,358,428)
(265,500)	NetApp, Inc.	(10,019,970)
(324,480)	Photronics, Inc.	(2,225,933)
(85,300)	SanDisk Corp.	(3,913,564)
(274,900)	TTM Technologies, Inc.	(3,373,023)
(274,000)	Vishay Intertechnology, Inc.	(3,364,720)

		(100,230,033)

	Materials (-1.1%)
(71,500)	Allegheny Technologies, Inc.	(3,245,385)
(58,400)	Goldcorp, Inc.	(2,825,976)
(126,000)	Horsehead Holding Corp.	(1,370,880)
(93,600)	RTI International Metals, Inc.	(2,355,912)
(385,300)	Steel Dynamics, Inc.	(6,145,535)
(354,500)	United States Steel Corp.	(10,702,355)

		(26,646,043)

	Telecommunication Services (-0.6%)
(167,000)	SBA Communications Corp.	$(7,635,240)
(357,100)	tw telecom, Inc.	(7,195,565)

		(14,830,805)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $264,689,800)	(303,916,354)

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (-1.2%)#
	Consumer Discretionary (0.0%)
850	D.R. Horton, Inc. Call, 01/19/13, Strike $12.50	(240,125)

	Energy (0.0%)
985	Occidental Petroleum Corp. Call, 05/19/12, Strike $115.00	(112,290)

	Industrials (0.0%)
300	EnerSys Call, 06/16/12, Strike $30.00	(70,500)

	Information Technology (0.0%)
350	BroadSoft, Inc. Call, 05/19/12, Strike $40.00	(32,375)
950	Jabil Circuit, Inc. Call, 06/16/12, Strike $25.00	(104,500)
5,800	Microsoft Corp. Call, 01/19/13, Strike $32.50	(693,100)

		(829,975)

	Materials (0.0%)
250	Allegheny Technologies, Inc. Call, 04/21/12, Strike $52.50	(25,000)

	Other (-1.2%)
	S & P 500 Index
2,000	Call, 02/18/12, Strike $1,300.00	(4,860,000)
1,800	Call, 04/21/12, Strike $1,325.00	(6,246,000)
1,500	Call, 03/17/12, Strike $1,310.00	(4,605,000)
700	Call, 03/17/12, Strike $1,330.00	(1,421,000)
700	Call, 03/17/12, Strike $1,325.00	(1,582,000)
500	Call, 04/21/12, Strike $1,350.00	(1,145,000)
	SPDR Gold Trust
4,830	Call, 04/21/12, Strike $157.00	(6,931,050)
1,450	Call, 04/21/12, Strike $161.00	(1,642,125)

		(28,432,175)

	TOTAL WRITTEN OPTIONS (Premium $20,753,568)	(29,710,065)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2012 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $190,225,803.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2012, the value of 144A securities that could not be exchanged to the registered form is $157,598,794 or 6.5% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2012.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of thirteen series, Growth Fund, Value Fund, Blue Chip Fund, Discovery Growth Fund, International Growth Fund, Evolving World Growth Fund, Global Equity Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, Total Return Bond Fund, High Yield Fund, and Market Neutral Income Fund (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C, Class I and Class R shares of each of the Funds. Class B shares continue to be outstanding, but are no longer an offered class of shares.

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2012.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2012. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows:

Fund	Cost basis of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Growth Fund	$6,107,871,273	$1,579,335,081	$(178,271,429)	$1,401,063,652
Value Fund	36,816,308	6,145,815	(1,981,434)	4,164,381
Blue Chip Fund	50,240,100	11,877,399	(1,241,994)	10,635,405
Discovery Growth Fund	34,092,524	4,607,568	(1,286,860)	3,320,708
International Growth Fund	571,248,557	49,692,161	(17,833,181)	31,858,980
Evolving World Growth Fund	252,782,424	17,989,597	(4,418,871)	13,570,726
Global Equity Fund	198,600,932	12,140,600	(4,261,147)	7,879,453
Growth and Income Fund	4,076,411,779	634,261,513	(84,403,552)	549,857,961
Global Growth and Income Fund	1,659,545,369	136,672,607	(36,174,370)	100,498,237
Convertible Fund	2,127,347,794	256,065,893	(26,184,142)	229,881,751
Total Return Bond Fund	232,240,672	11,930,781	(513,929)	11,416,852
High Yield Fund	268,277,827	12,448,969	(1,703,357)	10,745,612
Market Neutral Income Fund	2,304,585,307	143,137,323	(55,248,001)	87,889,322

NOTE 3 — SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 — SYNTHETIC CONVERTIBLE SECURITIES

A Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

A Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 5 — WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 6 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 —  Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$7,406,973,194	$—	$—	$7,406,973,194
Purchased Options	3,363,000			3,363,000
Short Term Investment	98,598,731			98,598,731
Forward Foreign Currency Contracts		260,226		260,226

Total	$7,508,934,925	$260,226	$—	$7,509,195,151

Liabilities:
Forward Foreign Currency Contracts	$—	$12,184,800	$—	$12,184,800

Total	$—	$12,184,800	$—	$12,184,800

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments, at Value:
Common Stocks	$284,340,684	$—	$—	$284,340,684

Total	$284,340,684	$—	$—	$284,340,684

*	Transfers to Level 1 from Level 2 were due to the absence of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	Value Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$40,474,322	$—	$—	$40,474,322
Short Term Investment	506,367			506,367
Forward Foreign Currency Contracts		4,662		4,662

Total	$40,980,689	$4,662	$—	$40,985,351

Liabilities:
Forward Foreign Currency Contracts	$—	$172,435	$—	$172,435

Total	$—	$172,435	$—	$172,435

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments, at Value:
Common Stocks	$3,970,422	$—	$—	$3,970,422

Total	$3,970,422	$—	$—	$3,970,422

*	Transfers to Level 1 from Level 2 were due to the absence of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	Blue Chip Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$58,919,078	$—	$—	$58,919,078
Purchased Options	24,320			24,320
Short Term Investment	1,932,107			1,932,107

Total	$60,875,505	$—	$—	$60,875,505

Liabilities:
Forward Foreign Currency Contracts	$—	$137,284	$—	$137,284

Total	$—	$137,284	$—	$137,284

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments, at Value:
Common Stocks	$1,840,811	$—	$—	$1,840,811

Total	$1,840,811	$—	$—	$1,840,811

*	Transfers to Level 1 from Level 2 were due to the absence of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	Discovery Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$37,038,730	$—	$—	$37,038,730
Short Term Investment	374,502			374,502

Total	$37,413,232	$—	$—	$37,413,232

	International Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$581,517,524	$—	$—	$581,517,524
Short Term Investment	21,590,013			21,590,013

Total	$603,107,537	$—	$—	$603,107,537

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments, at Value:
Common Stocks	$301,411,287	$—	$—	$301,411,287

Total	$301,411,287	$—	$—	$301,411,287

*	Transfers to Level 1 from Level 2 were due to the absence of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	Evolving World Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Bonds	$—	$53,959,558	$—	$53,959,558
Common Stocks	195,064,922			195,064,922
Short Term Investment	17,328,670			17,328,670

Total	$212,393,592	$53,959,558	$—	$266,353,150

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments, at Value:
Common Stocks	$90,430,828	$—	$—	$90,430,828

Total	$90,430,828	$—	$—	$90,430,828

*	Transfers to Level 1 from Level 2 were due to the absence of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	Global Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$177,514,480	$—	$—	$177,514,480
Purchased Options	9,880			9,880
Short Term Investment	28,956,025			28,956,025
Forward Foreign Currency Contracts		2,428		2,428

Total	$206,480,385	$2,428	$—	$206,482,813

Liabilities:
Forward Foreign Currency Contracts	$—	$1,403,276	$—	$1,403,276

Total	$—	$1,403,276	$—	$1,403,276

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments, at Value:
Common Stocks	$48,637,591	$—	$—	$48,637,591

Total	$48,637,591	$—	$—	$48,637,591

*	Transfers to Level 1 from Level 2 were due to the absence of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	Growth and Income Fund

	Level 1	Level 2	Level 3	Total

Assets:
Convertible Bonds	$—	$1,556,696,224	$—	$1,556,696,224
Synthetic Convertible Securities (Corporate Bonds)		33,951,671		33,951,671
Synthetic Convertible Securities (Sovereign Bonds)		454,715,131		454,715,131
Synthetic Convertible Securities (Purchased Options)	16,156,688			16,156,688
Convertible Preferred Stocks	134,026,360	102,532,625		236,558,985
Common Stocks	2,092,097,869			2,092,097,869
Short Term Investment	236,093,172			236,093,172
Forward Foreign Currency Contracts		181,875		181,875

Total	$2,478,374,089	$2,148,077,526	$—	$4,626,451,615

Liabilities:
Written Options	$454,500	$—	$—	$454,500
Forward Foreign Currency Contracts		5,368,942		5,368,942

Total	$454,500	$5,368,942	$—	$5,823,442

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments, at Value:
Common Stocks	$92,678,340	$—	$—	$92,678,340

Total	$92,678,340	$—	$—	$92,678,340

*	Transfers to Level 1 from Level 2 were due to the absence of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	Global Growth and Income Fund

	Level 1	Level 2	Level 3	Total

Assets:
Convertible Bonds	$—	$636,831,158	$—	$636,831,158
Synthetic Convertible Securities (Corporate Bonds)		28,298,608		28,298,608
Synthetic Convertible Securities (Sovereign Bonds)		179,735,176		179,735,176
Synthetic Convertible Securities (Purchased Options)	4,098,450			4,098,450
Convertible Preferred Stocks	8,557,070	27,077,250		35,634,320
Common Stocks	780,283,920			780,283,920
Short Term Investment	95,161,974			95,161,974
Forward Foreign Currency Contracts		89,298		89,298

Total	$888,101,414	$872,031,490	$—	$1,760,132,904

Liabilities:
Forward Foreign Currency Contracts	$—	$16,109,708	$—	$16,109,708

Total	$—	$16,109,708	$—	$16,109,708

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments, at Value:
Common Stocks	$314,331,100	$—	$—	$314,331,100

Total	$314,331,100	$—	$—	$314,331,100

*	Transfers to Level 1 from Level 2 were due to the absence of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	Convertible Fund
	Level 1	Level 2	Level 3	Total
Assets:
Convertible Bonds	$—	$1,578,428,365	$—	$1,578,428,365
Synthetic Convertible Securities (Sovereign Bonds)		230,742,707		230,742,707
Synthetic Convertible Securities (Purchased Options)	23,231,250			23,231,250
Convertible Preferred Stocks	70,351,750	62,476,794		132,828,544
Common Stocks	344,423,874			344,423,874
Short Term Investment	47,574,805			47,574,805
Forward Foreign Currency Contracts		98,730		98,730

Total	$485,581,679	$1,871,746,596	$—	$2,357,328,275

Liabilities:
Forward Foreign Currency Contracts	$—	$3,386,725	$—	$3,386,725

Total	$—	$3,386,725	$—	$3,386,725

	Transfers in to Level 1*	Transfers out of Level 1	Transfers in to Level 2	Transfers out of Level 2*
Investments, at Value:
Common Stocks	$10,999,457	$—	$—	$10,999,457

Total	$10,999,457	$—	$—	$10,999,457

*	Transfers to Level 1 from Level 2 were due to the absence of an applied factor utilizing a systematic fair valuation model on securities that trade on European and Far Eastern exchanges.

	Total Return Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$130,679,243	$—	$130,679,243
Convertible Bonds		9,898,500		9,898,500
Sovereign Bonds		45,613,033		45,613,033
U.S. Government and Agency Securities		33,263,224		33,263,224
Residential Mortgage Backed Securities		8,804,934		8,804,934
Short Term Investment	15,398,590			15,398,590

Total	$15,398,590	$228,258,934	$—	$243,657,524

	High Yield Fund

	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$242,563,023	$—	$242,563,023
Convertible Bonds		8,314,500		8,314,500
Sovereign Bonds		4,475,157		4,475,157
Convertible Preferred Stocks	3,732,950	7,762,491		11,495,441
Short Term Investment	12,175,318			12,175,318

Total	$15,908,268	$263,115,171	$—	$279,023,439

	Market Neutral Income Fund

	Level 1	Level 2	Level 3	Total

Assets:
Convertible Bonds	$—	$608,771,949	$—	$608,771,949
U.S. Government and Agency Security		170,349,630		170,349,630
Synthetic Convertible Securities (Corporate Bonds)		115,552,110		115,552,110
Synthetic Convertible Securities (Sovereign Bonds)		237,355,708		237,355,708
Synthetic Convertible Securities (U.S. Government and Agency Security)		45,794,520		45,794,520
Synthetic Convertible Securities (Purchased Options)	3,360,000			3,360,000
Common Stocks	1,088,338,904			1,088,338,904
Purchased Options	5,921,995			5,921,995
Short Term Investment	117,029,813			117,029,813

Total	$1,214,650,712	$1,177,823,917	$—	$2,392,474,629

Liabilities:
U.S. Government and Agency Securities Sold Short	$—	$174,887,675	$—	$174,887,675
Common Stocks Sold Short	303,916,354			303,916,354
Written Options	29,710,065			29,710,065

Total	$333,626,419	$174,887,675	$—	$508,514,094

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 22, 2012

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 22, 2012

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 22, 2012